UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X MLP ETF (ticker: MLPA)
Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X Alternative Income ETF (ticker: ALTY)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Founder-Run Companies ETF (ticker: BOSS)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)
Global X Variable Rate Preferred ETF (ticker: PFFV)
Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)

Semi-Annual Report

May 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X MLP ETF	1
Global X MLP & Energy Infrastructure ETF	3
Global X Alternative Income ETF	6
Global X Conscious Companies ETF	9
Global X Founder-Run Companies ETF	16
Global X U.S. Preferred ETF	21
Global X S&P 500® Quality Dividend ETF	31
Global X Adaptive U.S. Factor ETF	35
Global X Variable Rate Preferred ETF	42
Global X Adaptive U.S. Risk Management ETF	47
Glossary	62
Statements of Assets and Liabilities	63
Statements of Operations	66
Statements of Changes in Net Assets	69
Financial Highlights	75
Notes to Financial Statements	81
Disclosure of Fund Expenses	102
Liquidity Risk Management Program	105
Supplemental Information	106

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 94.4%
Energy — 94.4%
Cheniere Energy Partners .	1,353,220	$60,150,629
Crestwood Equity Partners .	2,618,529	67,191,454
DCP Midstream .	1,555,488	64,692,746
Delek Logistics Partners	1,524,657	82,026,547
Energy Transfer .	12,546,542	155,577,121
Enterprise Products Partners .	6,561,095	166,192,536
Genesis Energy (A)	6,284,920	60,649,478
Green Plains Partners .	100	1,203
Holly Energy Partners .	3,866,637	66,390,157
Magellan Midstream Partners .	2,325,235	140,002,399
Martin Midstream Partners .	100	205
MPLX	3,812,110	127,095,748
NGL Energy Partners *	50,000	158,500
NuStar Energy .	3,884,948	63,441,201
Plains All American Pipeline	8,906,438	115,071,179
USD Partners	100	94
Western Midstream Partners .	3,960,585	99,965,165
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $761,409,602)		1,268,606,362
COMMON STOCK — 6.8%
Energy — 6.8%
EnLink Midstream .	4,950,138	48,313,347
Hess Midstream, Cl A	1,574,030	43,899,697
Phillips 66 .	100	9,161
TOTAL COMMON STOCK
(Cost $79,382,030)		92,222,205
TOTAL INVESTMENTS — 101.2%
(Cost $840,791,632)		$1,360,828,567

Percentages are based on Net Assets of $1,344,111,842.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X MLP ETF

*	Non-income producing security.
(A)	Affiliated investment.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend	Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	5/31/23	Income	Gains
Genesis Energy
$66,869,171	$7,900,232	$(10,791,063)	$(3,087,965)	$(240,897)	$60,649,478	$—	$—
Totals:
$66,869,171	$7,900,232	$(10,791,063)	$(3,087,965)	$(240,897)	$60,649,478	$—	$—

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.1%
CANADA — 21.6%
Energy — 21.6%
Enbridge	2,154,087	$75,823,863
Pembina Pipeline .	1,281,368	38,787,009
TC Energy	1,988,123	77,417,510
TOTAL CANADA		192,028,382
UNITED STATES — 54.5%
Energy — 54.5%
Antero Midstream .	2,992,869	30,557,192
Archrock .	1,272,258	11,450,322
Cheniere Energy .	497,571	69,545,499
DT Midstream .	849,417	38,614,497
EnLink Midstream .	2,208,537	21,555,321
Equitrans Midstream .	3,994,945	34,076,881
Hess Midstream, Cl A	396,565	11,060,198
Kinder Morgan .	3,815,809	61,472,683
Kinetik Holdings, Cl A (A)	98,535	3,205,343
ONEOK .	1,020,727	57,834,392
Plains GP Holdings, Cl A	1,755,685	23,877,316
Targa Resources	583,371	39,698,397
Williams	2,791,728	80,010,924
TOTAL UNITED STATES		482,958,965
TOTAL COMMON STOCK
(Cost $640,405,668)		674,987,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 23.8%
UNITED STATES— 23.8%
Energy — 23.8%
Cheniere Energy Partners .	122,338	$5,437,924
Crestwood Equity Partners .	256,143	6,572,629
DCP Midstream .	256,997	10,688,505
Delek Logistics Partners	27,987	1,505,701
Energy Transfer .	3,207,616	39,774,439
Enterprise Products Partners .	1,543,072	39,086,014
Holly Energy Partners .	135,542	2,327,256
Magellan Midstream Partners .	628,448	37,838,854
MPLX	1,011,097	33,709,974
Plains All American Pipeline	1,419,434	18,339,087
Western Midstream Partners .	603,870	15,241,679
TOTAL UNITED STATES		210,522,062
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $103,104,536)		210,522,062
SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $381,818)	381,818	381,818
	Face Amount
REPURCHASE AGREEMENT(B) — 0.1%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $772,331
(collateralized by various U.S. Treasury
Obligations, ranging in par value $13,288
- $92,094, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$787,713)
(Cost $772,224)	$772,224	772,224
TOTAL INVESTMENTS — 100.0%
(Cost $744,664,246)		$886,663,451

Percentages are based on Net Assets of $886,826,064.

(A)	This security or a partial position of this security is on loan at May 31, 2023.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X MLP & Energy Infrastructure ETF

(B)	Security was purchased with cash collateral held from securities on loan.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$674,987,347	$—	$—	$674,987,347
Master Limited Partnerships	210,522,062	—	—	210,522,062
Short-Term Investment	381,818	—	—	381,818
Repurchase Agreement	—	772,224	—	772,224
Total Investments in Securities	$885,891,227	$772,224	$—	$886,663,451

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 81.1%
Global X Emerging Markets Bond ETF (A)	362,182	$7,802,921
Global X NASDAQ 100® Covered
Call ETF (A) (B)	467,634	8,249,064
Global X SuperDividend® REIT ETF (A)	326,094	6,799,060
Global X U.S. Preferred ETF (A) (B)	363,971	7,017,361
TOTAL EXCHANGE TRADED FUNDS
(Cost $37,833,821)		29,868,406
COMMON STOCK — 9.8%
Utilities — 9.8%
ALLETE .	8,238	490,738
Avista	11,564	478,171
Duke Energy	4,451	397,430
Edison International .	7,081	478,109
FirstEnergy	11,517	430,621
NorthWestern	8,763	495,898
OGE Energy .	11,482	405,085
PPL	16,437	430,649
TOTAL COMMON STOCK
(Cost $3,414,189)		3,606,701

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Alternative Income ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 8.7%
Energy — 6.9%
Enterprise Products Partners .	18,737	$474,608
Magellan Midstream Partners .	9,428	567,660
MPLX	14,988	499,700
Sunoco .	11,664	501,436
USA Compression Partners	27,446	512,691
		2,556,095
Industrials — 0.6%
Icahn Enterprises .	9,144	206,380
Utilities — 1.2%
Suburban Propane Partners .	28,156	429,942
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,843,469)		3,192,417
SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $213,297)	213,297	213,297
	Face Amount
REPURCHASE AGREEMENT(C) — 1.2%
BNP Paribas
4.990%, dated 05/31/2023, to be repurchased
on 06/01/2023, repurchase price $431,451
(collateralized by various U.S. Treasury
Obligations, ranging in par value $7,423
- $51,447, 4.125% - 5.410%, 7/31/2024
- 9/30/2027, with a total market value of
$440,043)
(Cost $431,391)	$431,391	431,391
TOTAL INVESTMENTS — 101.4%
(Cost $43,736,167)		$37,312,212

Percentages are based on Net Assets of $36,807,045.

(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at May 31, 2023.
(C)	Security was purchased with cash collateral held from securities on loan.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Alternative Income ETF

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,868,406	$—	$—	$29,868,406
Common Stock	3,606,701	—	—	3,606,701
Master Limited Partnerships	3,192,417	—	—	3,192,417
Short-Term Investment	213,297	—	—	213,297
Repurchase Agreement	—	431,391	—	431,391
Total Investments in Securities	$36,880,821	$431,391	$—	$37,312,212

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2023:

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend	Capital
11/30/22	Cost	Sales	(Depreciation)	(Loss)	05/31/23	Income	Gains
Global X Emerging Markets Bond ETF
$7,746,289	$1,051,506	$(924,086)	$(104,988)	$34,200	$7,802,921	$174,025	$—
Global X NASDAQ 100 Covered Call ETF
$7,618,510	$1,047,822	$(1,444,128)	$955,075	$71,785	$8,249,064	$(72,661)	$15,007
Global X SuperDividend® REIT ETF
$7,297,064	$988,326	$(990,376)	$(524,990)	$29,036	$6,799,060	$48,070	$2,537
Global X U.S. Preferred ETF
$7,325,307	$997,982	$(854,266)	$(455,497)	$3,835	$7,017,361	$228,961	$—
Totals:
$29,987,170	$4,085,636	$(4,212,856)	$(130,400)	$138,856	$29,868,406	$378,395	$17,544

Amounts designated as “—“ are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — 99.7%
CANADA — 0.4%
Financials — 0.4%
Toronto-Dominion Bank	50,377	$2,851,338
UNITED STATES — 99.3%
Communication Services — 7.3%
Alphabet, Cl A *	146,243	17,968,877
AT&T	170,611	2,683,711
Comcast, Cl A	82,376	3,241,496
Meta Platforms, Cl A *	14,602	3,865,441
Netflix *	9,481	3,747,176
Omnicom Group .	33,125	2,921,294
Take-Two Interactive Software *	24,866	3,424,794
T-Mobile US *	21,433	2,941,679
Verizon Communications	83,297	2,967,872
Walt Disney *	31,225	2,746,551
		46,508,891
Consumer Discretionary — 8.3%
Amazon.com *	105,296	12,696,592
Best Buy	42,724	3,104,753
BorgWarner .	63,470	2,813,625

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
eBay	72,117	$3,067,857
Etsy *	30,463	2,469,026
Home Depot .	10,358	2,935,975
Lear .	23,156	2,840,315
Lowe's	15,116	3,040,281
Lululemon Athletica *	8,227	2,730,788
Marriott International, Cl A	18,335	3,076,430
NIKE, Cl B	24,654	2,595,080
Starbucks	29,307	2,861,536
Tesla *	18,827	3,839,390
Tractor Supply .	12,503	2,620,504
VF .	135,869	2,339,664
		53,031,816
Consumer Staples — 9.2%
Campbell Soup .	57,921	2,927,907
Church & Dwight	33,933	3,137,106
Clorox	18,808	2,975,049
Coca-Cola .	48,539	2,895,837
Colgate-Palmolive	41,156	3,061,183
Costco Wholesale	6,138	3,139,955
Estee Lauder, Cl A .	12,128	2,231,916
General Mills	35,552	2,992,056
Hershey	11,913	3,093,806
Hormel Foods	78,011	2,983,921
J M Smucker .	20,883	3,061,239
Kellogg .	46,198	3,084,641
Kimberly-Clark	21,961	2,948,923
Kroger	64,872	2,940,648
McCormick .	36,281	3,110,370
Mondelez International, Cl A .	43,590	3,199,942
PepsiCo	16,765	3,057,098
Procter & Gamble .	19,920	2,838,600
Target	19,108	2,501,810
Walgreens Boots Alliance	87,062	2,644,073
		58,826,080
Energy — 3.5%
Chevron .	18,377	2,767,944
ConocoPhillips .	30,400	3,018,720

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Devon Energy	57,961	$2,672,002
EOG Resources	26,501	2,843,292
Hess	21,611	2,737,465
ONEOK .	46,884	2,656,448
Phillips 66 .	31,043	2,843,849
Valero Energy .	25,985	2,781,435
		22,321,155
Financials — 12.8%
Aflac	47,116	3,025,318
Allstate	26,854	2,912,316
American Express .	18,978	3,009,152
Bank of America	104,072	2,892,161
Bank of New York Mellon	70,564	2,836,673
Block, Cl A *	48,965	2,956,996
Capital One Financial	32,182	3,353,686
Citigroup	63,403	2,810,021
CME Group, Cl A .	16,380	2,927,925
FactSet Research Systems .	7,460	2,871,279
Hartford Financial Services Group .	44,701	3,062,913
Jack Henry & Associates .	19,779	3,024,011
JPMorgan Chase .	22,122	3,002,177
Mastercard, Cl A .	8,219	3,000,099
MetLife .	51,664	2,559,951
Moody's .	10,238	3,244,217
Morgan Stanley	34,114	2,789,161
Nasdaq .	54,566	3,020,228
Northern Trust .	36,438	2,620,621
PayPal Holdings *	41,911	2,598,063
PNC Financial Services Group	25,195	2,918,337
Principal Financial Group	41,367	2,707,884
Progressive	22,682	2,901,255
Prudential Financial .	36,268	2,853,929
S&P Global .	8,839	3,247,714
T Rowe Price Group	27,132	2,907,465
US Bancorp .	92,737	2,772,836
Visa, Cl A .	13,283	2,935,942
		81,762,330

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 15.1%
Abbott Laboratories .	27,770	$2,832,540
AbbVie	19,137	2,640,141
Agilent Technologies	22,448	2,596,560
Amgen .	12,746	2,812,405
Becton Dickinson	11,897	2,876,219
Biogen *	10,707	3,173,662
Boston Scientific *	60,825	3,131,271
Bristol-Myers Squibb .	43,205	2,784,130
Cigna Group	12,327	3,049,823
CVS Health .	42,676	2,903,248
Danaher	12,293	2,822,719
Edwards Lifesciences *	35,918	3,025,373
Elevance Health	6,898	3,089,062
Eli Lilly	8,067	3,464,454
Gilead Sciences	35,904	2,762,454
Humana	6,243	3,133,174
Intuitive Surgical *	10,353	3,187,068
IQVIA Holdings *	15,364	3,025,325
Johnson & Johnson .	18,558	2,877,603
Laboratory Corp of America Holdings	13,343	2,835,788
Merck .	26,949	2,975,439
Mettler-Toledo International *	2,035	2,690,005
Pfizer	77,304	2,939,098
Quest Diagnostics .	21,722	2,881,423
Regeneron Pharmaceuticals *	3,880	2,853,973
ResMed	13,383	2,821,003
Stryker .	10,238	2,821,388
Thermo Fisher Scientific	5,385	2,738,057
UnitedHealth Group	6,387	3,112,002
Vertex Pharmaceuticals *	9,393	3,039,293
Waters *	10,126	2,543,854
West Pharmaceutical Services	8,495	2,842,682
Zoetis, Cl A .	17,576	2,865,064
		96,146,300
Industrials — 8.8%
3M	29,751	2,776,066
Automatic Data Processing	14,442	3,018,234
Caterpillar .	14,109	2,902,927
CH Robinson Worldwide	31,530	2,980,846

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	13,350	$2,728,874
Deere .	8,036	2,780,295
Expeditors International of Washington .	27,946	3,082,723
Honeywell International .	15,857	3,038,201
Illinois Tool Works	13,162	2,878,924
Leidos Holdings	33,879	2,644,595
Paychex	28,385	2,978,438
Paycom Software .	10,341	2,896,824
Rockwell Automation	11,249	3,133,971
Southwest Airlines .	96,680	2,887,832
Union Pacific	15,385	2,961,920
United Parcel Service, Cl B .	15,926	2,659,642
Verisk Analytics, Cl A .	15,799	3,461,719
Waste Management .	18,820	3,047,334
WW Grainger .	4,641	3,012,102
		55,871,467
Information Technology — 28.2%
Adobe *	8,229	3,437,994
Advanced Micro Devices *	35,155	4,155,673
Akamai Technologies *	38,406	3,537,961
Analog Devices	16,679	2,963,691
Apple .	236,732	41,960,747
Applied Materials .	27,654	3,686,278
Arista Networks *	19,947	3,317,984
Autodesk *	16,020	3,194,228
Cadence Design Systems *	14,592	3,369,439
CDW	19,056	3,271,725
Cisco Systems	65,432	3,250,007
Cognizant Technology Solutions, Cl A	52,257	3,265,540
Dell Technologies, Cl C	72,112	3,231,339
F5 *	23,193	3,422,823
HP	105,448	3,064,319
HubSpot *	7,337	3,800,493
Intuit .	6,965	2,919,171
Keysight Technologies *	20,948	3,389,386
Lam Research	6,009	3,705,750
Microsoft	115,505	37,930,687
Motorola Solutions	10,618	2,993,427
NVIDIA .	21,963	8,309,481

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	42,149	$3,523,656
Oracle .	32,672	3,461,272
Salesforce *	15,621	3,489,419
ServiceNow *	6,568	3,578,115
Synopsys *	8,238	3,747,960
Texas Instruments .	17,658	3,070,373
Trimble *	65,502	3,056,978
Workday, Cl A *	16,272	3,449,501
		179,555,417
Materials — 1.3%
Avery Dennison .	17,455	2,812,524
Ecolab	18,769	3,097,824
Steel Dynamics	28,247	2,595,899
		8,506,247
Real Estate — 2.5%
American Tower ‡	15,229	2,808,837
CBRE Group, Cl A *	43,263	3,241,264
Equinix ‡	4,344	3,238,669
Jones Lang LaSalle *	23,412	3,285,640
ProLogis ‡	24,730	3,080,121
		15,654,531
Utilities — 2.3%
American Water Works	20,831	3,009,038
Duke Energy	30,830	2,752,811
Exelon	71,929	2,851,985
NextEra Energy .	39,355	2,891,018
WEC Energy Group .	32,027	2,797,558
		14,302,410
TOTAL UNITED STATES		632,486,644
TOTAL COMMON STOCK
(Cost $628,960,787)		635,337,982
TOTAL INVESTMENTS — 99.7%
(Cost $628,960,787)		$635,337,982

Percentages are based on Net Assets of $637,026,217.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Conscious Companies ETF

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 7.2%
Meta Platforms, Cl A *	249	$65,915
Nexstar Media Group, Cl A	344	51,917
ROBLOX, Cl A *	1,679	70,283
Roku, Cl A *	1,062	61,808
Snap, Cl A *	6,860	69,972
Trade Desk, Cl A *	929	65,104
ZoomInfo Technologies, Cl A *	2,728	67,464
		452,463
Consumer Discretionary — 7.9%
Airbnb, Cl A *	499	54,775
DoorDash, Cl A *	977	63,788
Life Time Group Holdings *	2,875	54,654
QuantumScape, Cl A *	8,535	55,392
Rivian Automotive, Cl A *	4,661	68,657
Skechers USA, Cl A *	1,123	57,688
Tesla *	363	74,027
Wayfair, Cl A *	1,715	69,149
		498,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.9%
National Beverage *	1,203	$59,452
Energy — 3.4%
Antero Resources *	2,599	53,046
Matador Resources	1,218	53,555
New Fortress Energy, Cl A	1,973	51,831
Pioneer Natural Resources	275	54,846
		213,278
Financials — 18.1%
Apollo Global Management	942	62,973
Ares Management, Cl A	683	59,482
BlackRock, Cl A .	89	58,522
Blackstone, Cl A .	668	57,207
Block, Cl A *	984	59,424
Blue Owl Capital, Cl A	5,306	54,386
Capital One Financial	613	63,881
Coinbase Global, Cl A *	1,112	69,166
Essent Group .	1,408	62,191
Euronet Worldwide *	539	60,045
FleetCor Technologies *	280	63,434
Focus Financial Partners, Cl A *	1,151	59,956
Intercontinental Exchange .	549	58,167
Kinsale Capital Group .	184	55,748
Pinnacle Financial Partners	1,102	53,612
Robinhood Markets, Cl A *	6,754	60,246
Ryan Specialty Holdings, Cl A *	1,462	59,635
Shift4 Payments, Cl A *	882	55,319
Starwood Property Trust ‡	3,340	58,617
		1,132,011
Health Care — 12.1%
Evolent Health, Cl A *	1,641	47,819
Inspire Medical Systems *	225	65,810
Ionis Pharmaceuticals *	1,689	69,080
Jazz Pharmaceuticals *	425	54,468
Masimo *	315	50,980
Medpace Holdings *	299	61,884
Neurocrine Biosciences *	591	52,912
Penumbra *	213	65,463

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	75	$55,167
Royalty Pharma, Cl A	1,712	56,051
Ultragenyx Pharmaceutical *	1,368	67,525
United Therapeutics *	262	54,952
Veeva Systems, Cl A *	337	55,841
		757,952
Industrials — 3.6%
Axon Enterprise *	284	54,786
Insperity .	487	53,921
Paycom Software .	208	58,267
SS&C Technologies Holdings	1,021	56,114
		223,088
Information Technology — 32.8%
Akamai Technologies *	734	67,616
AppLovin, Cl A *	3,516	87,935
Atlassian, Cl A *	405	73,220
BILL Holdings *	779	80,689
Cloudflare, Cl A *	1,270	87,833
Crowdstrike Holdings, Cl A *	498	79,745
Datadog, Cl A *	891	84,565
Dell Technologies, Cl C	1,374	61,569
Dropbox, Cl A *	2,937	67,610
EPAM Systems *	214	54,917
Fortinet *	948	64,777
Monolithic Power Systems .	130	63,688
NVIDIA .	215	81,343
Okta, Cl A *	872	79,265
Palantir Technologies, Cl A *	7,712	113,443
Pegasystems .	1,311	63,400
Procore Technologies *	1,119	67,666
RingCentral, Cl A *	2,168	75,230
Salesforce *	301	67,237
SentinelOne, Cl A *	3,719	79,512
Synopsys *	162	73,704
Twilio, Cl A *	1,137	79,158
Ubiquiti	260	42,419
UiPath, Cl A *	4,244	75,925
VeriSign *	269	60,073

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Workday, Cl A *	321	$68,049
Zoom Video Communications, Cl A *	973	65,317
Zscaler *	663	89,823
		2,055,728
Materials — 2.6%
MP Materials *	2,759	57,166
Steel Dynamics	575	52,843
Westlake	525	54,574
		164,583
Real Estate — 11.2%
American Homes 4 Rent, Cl A ‡	1,797	61,601
Apartment Income REIT ‡	1,615	56,024
Camden Property Trust ‡	543	56,727
CoStar Group *	777	61,694
Invitation Homes ‡	1,818	61,594
Medical Properties Trust ‡	6,813	56,207
Phillips Edison ‡	1,894	54,945
ProLogis ‡	481	59,909
Rexford Industrial Realty ‡	1,071	58,305
Terreno Realty ‡	970	59,490
Vornado Realty Trust ‡	3,982	53,996
Zillow Group, Cl C *	1,373	62,623
		703,115
TOTAL UNITED STATES		6,259,800
TOTAL COMMON STOCK
(Cost $8,139,625)		6,259,800
TOTAL INVESTMENTS — 99.8%
(Cost $8,139,625)		$6,259,800

Percentages are based on Net Assets of $6,271,980.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Founder-Run Companies ETF

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
BERMUDA— 0.8%
Financials — 0.7%
Aspen Insurance Holdings, 5.625%	211,412	$3,868,840
RenaissanceRe Holdings, 5.750% .	194,351	4,497,282
RenaissanceRe Holdings, 4.200% .	415,774	7,413,250
		15,779,372
Industrials — 0.1%
Triton International, 5.750% .	146,150	2,705,237
TOTAL BERMUDA		18,484,609
CANADA— 0.7%
Utilities — 0.7%
Algonquin Power & Utilities, 6.200%, ICE
LIBOR USD 3 Month + 4.010% (A)	291,468	7,018,549
BIP Bermuda Holdings I, 5.125% .	252,428	4,331,665
Brookfield BRP Holdings Canada, 4.625%	292,828	4,729,172
TOTAL CANADA		16,079,386
NETHERLANDS— 0.8%
Financials — 0.8%
AEGON Funding, 5.100%	770,405	16,255,545
TOTAL NETHERLANDS		16,255,545
UNITED STATES— 97.1%
Communication Services — 6.7%
AT&T, 5.625%	677,962	17,077,863

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Communication Services — continued
AT&T, 5.350%	1,099,416	$26,243,060
AT&T, 5.000%	998,160	22,149,170
AT&T, 4.750%	1,454,227	30,742,359
Paramount Global, 5.750% *	208,608	4,877,255
Qwest, 6.750%	547,684	7,809,974
Qwest, 6.500%	806,600	10,727,780
Telephone and Data Systems, 6.625% .	349,778	4,631,061
Telephone and Data Systems, 6.000% .	572,776	6,512,463
United States Cellular, 6.250%	415,117	6,770,558
United States Cellular, 5.500%	415,930	5,947,799
United States Cellular, 5.500%	416,018	5,998,979
		149,488,321
Consumer Discretionary — 2.8%
Brunswick, 6.375%	191,662	4,841,382
Ford Motor, 6.500% .	500,576	12,103,928
Ford Motor, 6.200% .	624,808	15,495,238
Ford Motor, 6.000% (B)	666,401	15,893,664
Qurate Retail, 8.000% (B)	263,323	8,576,430
QVC, 6.375% .	177,303	1,716,293
QVC, 6.250% .	383,591	3,759,192
		62,386,127
Energy — 0.9%
NuStar Energy, 11.746%, ICE LIBOR USD 3
Month + 6.880% (A)	146,022	3,760,067
NuStar Energy, 11.139%, ICE LIBOR USD 3
Month + 5.643% (A)	320,021	7,574,897
NuStar Logistics, 11.994%, ICE LIBOR USD
3 Month + 6.734% (A)	333,657	8,665,072
		20,000,036
Financials — 68.6%
Affiliated Managers Group, 5.875%	248,877	5,574,845
Affiliated Managers Group, 4.750%	232,177	4,232,587
Allstate, 8.661%, ICE LIBOR USD 3 Month +
3.165% (A)	413,036	10,548,939
Allstate, 5.100% .	956,799	20,341,547
Allstate, 4.750% .	249,119	5,408,373
American Equity Investment Life Holding,
6.625%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 6.297% (A)	250,439	5,982,988

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
American Equity Investment Life Holding,
5.950%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 4.322% (A)	332,342	$7,560,780
American International Group, 5.850% .	412,154	9,928,790
Apollo Asset Management, 6.375%	248,927	5,981,716
Arch Capital Group, 5.450%	275,228	6,580,701
Arch Capital Group, 4.550%	413,324	8,307,812
Argo Group International Holdings, 7.000%,
US Treas Yield Curve Rate T Note Const
Mat 5 Yr + 6.712% (A)	127,859	2,901,121
Assurant, 5.250%	209,773	4,115,746
Athene Holding, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
3.962% (A)	417,583	10,159,794
Athene Holding, 6.375%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
5.970% (A)	500,694	11,505,948
Athene Holding, 6.350%, ICE LIBOR USD 3
Month + 4.253% (A)	718,615	14,990,309
Athene Holding, 5.625% .	286,635	5,618,046
Athene Holding, 4.875% .	475,487	7,802,742
Axis Capital Holdings, 5.500% .	453,466	9,658,826
Bank of America, 7.250% *	54,465	63,553,575
Bank of America, 6.450%, ICE LIBOR USD 3
Month + 1.327% (A)	744,796	18,731,619
Bank of America, 6.246%, ICE LIBOR USD 3
Month + 0.750% (A)	155,589	3,144,454
Bank of America, 6.146%, ICE LIBOR USD 3
Month + 0.650% (A)	212,061	4,090,657
Bank of America, 6.000%	956,767	23,613,010
Bank of America, 5.879%, ICE LIBOR USD 3
Month + 0.500% (A)	300,509	5,832,880
Bank of America, 5.875% (B)	603,575	14,721,194
Bank of America, 5.846%, ICE LIBOR USD 3
Month + 0.350% (A)	225,090	4,501,800
Bank of America, 5.375%	987,687	22,529,140
Bank of America, 5.000%	925,386	19,821,768
Bank of America, 4.750%	488,752	9,921,666
Bank of America, 4.375%	777,216	14,603,889

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 4.250%	920,343	$16,879,091
Bank of America, 4.125%	647,816	11,544,081
Bank OZK, 4.625%	295,237	4,339,984
Brighthouse Financial, 6.750% .	332,585	8,145,007
Brighthouse Financial, 6.600% .	351,176	7,947,113
Brighthouse Financial, 6.250% .	314,031	7,615,252
Brighthouse Financial, 5.375% .	477,181	7,897,346
Brighthouse Financial, 4.625% .	295,332	4,326,614
Cadence Bank, 5.500%	145,867	2,770,014
Capital One Financial, 5.000%	1,247,249	24,583,278
Capital One Financial, 4.800%	1,040,208	19,483,096
Capital One Financial, 4.375%	558,581	9,462,362
Capital One Financial, 4.250%	352,734	5,897,712
Carlyle Finance, 4.625%	415,437	7,905,766
Charles Schwab, 5.950% (B)	617,206	15,454,838
Charles Schwab, 4.450% (B)	496,199	9,844,588
Citigroup Capital XIII, 11.643%, ICE LIBOR
USD 3 Month + 6.370% (A)	1,864,383	53,377,285
Citizens Financial Group, 5.000%	374,035	6,882,244
Enstar Group, 7.000%, ICE LIBOR USD 3
Month + 4.015% (A)	330,942	7,181,441
Enstar Group, 7.000% .	87,878	2,035,254
Equitable Holdings, 5.250% .	666,946	13,285,564
Equitable Holdings, 4.300% .	250,530	4,158,798
Fifth Third Bancorp, 4.950% .	210,668	4,729,497
First Citizens BancShares, 5.625%	169,663	3,452,642
First Citizens BancShares, 5.375%	287,691	5,699,159
First Horizon, 4.700% .	130,173	1,998,156
First Republic Bank (C)	152,867	963
First Republic Bank (C)	231,927	1,206
First Republic Bank (C)	300,183	1,261
First Republic Bank (C)	392,108	1,647
First Republic Bank (C)	571,755	2,287
First Republic Bank (C)	539,099	2,642
First Republic Bank (C)	509,562	3,108
Fulton Financial, 5.125%	170,575	2,724,083
Goldman Sachs Group, 6.246%, ICE LIBOR
USD 3 Month + 0.750% (A)	168,883	3,538,099
Goldman Sachs Group, 6.166%, ICE LIBOR
USD 3 Month + 0.670% (A)	1,122,773	23,162,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.087%, ICE LIBOR
USD 3 Month + 0.750% (A)	625,460	$12,790,657
Hartford Financial Services Group, 6.000%	289,054	7,168,539
Huntington Bancshares, 5.700%	135,510	2,962,249
Huntington Bancshares, 4.500%	413,367	7,535,680
JPMorgan Chase, 6.000%	1,536,488	38,504,389
JPMorgan Chase, 5.750%	1,409,071	34,804,054
JPMorgan Chase, 4.750%	749,501	16,346,617
JPMorgan Chase, 4.625%	1,537,129	31,895,427
JPMorgan Chase, 4.550% (B)	1,247,063	25,577,262
JPMorgan Chase, 4.200%	1,661,648	32,784,315
Kemper, 5.875%, US Treas Yield Curve Rate T
Note Const Mat 5 Yr + 4.140% (A)	128,687	2,218,564
KeyCorp, 6.200%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.132% (A) (B)	495,373	9,739,033
KeyCorp, 6.125%, TSFR3M + 4.154% (A) (B)	412,660	8,343,985
KeyCorp, 5.650% .	356,179	6,767,401
KeyCorp, 5.625% .	372,208	6,666,245
KKR Group Finance IX, 4.625% .	413,409	7,193,317
Lincoln National, 9.000% (B)	413,077	10,533,463
M&T Bank, 5.625%, ICE LIBOR USD 3
Month + 4.020% (A)	210,583	4,887,631
Merchants Bancorp, 8.250%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.340% (A)	114,906	2,735,912
MetLife, 5.866%, ICE LIBOR USD 3 Month +
1.000% (A)	500,744	11,256,725
MetLife, 5.625%	670,431	16,097,048
MetLife, 4.750%	832,623	17,301,906
Morgan Stanley, 6.500%	831,826	21,727,295
Morgan Stanley, 6.375%, ICE LIBOR USD 3
Month + 3.708% (A)	831,985	20,550,030
Morgan Stanley, 5.960%, ICE LIBOR USD 3
Month + 0.700% (A)	915,486	19,298,445
Morgan Stanley, 5.850%, ICE LIBOR USD 3
Month + 3.491% (A)	832,107	19,879,036
Morgan Stanley, 4.875% (B)	412,547	9,121,414
Morgan Stanley, 4.250% (B)	1,081,676	20,216,524

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
National Rural Utilities Cooperative Finance,
5.500%.	210,403	$5,070,712
Navient, 6.000% .	251,770	4,972,458
New York Community Bancorp, 6.375%, ICE
LIBOR USD 3 Month + 3.821% (A)	425,896	9,280,274
Northern Trust, 4.700% .	332,259	6,864,471
PacWest Bancorp, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.820%(A)	425,504	4,999,672
Prudential Financial, 5.950% .	251,726	6,318,323
Prudential Financial, 5.625% .	471,430	11,691,464
Prudential Financial, 4.125% .	412,940	8,225,765
Regions Financial, Ser B, 6.375%, ICE LIBOR
USD 3 Month + 3.536% (A)	413,492	9,043,070
Regions Financial, 5.700%, ICE LIBOR USD
3 Month + 3.148% (A)	414,192	8,201,002
Regions Financial, 4.450% .	331,835	5,448,731
Reinsurance Group of America, 7.125%, US
Treas Yield Curve Rate T Note Const Mat 5
Yr + 3.456% (A)	575,848	14,747,467
Reinsurance Group of America, 5.750%, ICE
LIBOR USD 3 Month + 4.040% (A)	331,577	8,140,215
SLM, 6.566%, ICE LIBOR USD 3 Month +
1.700%(A)	79,763	4,347,084
State Street, 5.350%, TSFR3M + 3.971% (A) (B) .	413,133	9,894,535
Stifel Financial, 6.250% .	123,792	2,931,395
Stifel Financial, 6.125% .	174,706	4,079,385
Stifel Financial, 4.500% .	235,512	3,678,697
Synchrony Financial, 5.625% .	619,502	10,562,509
Synovus Financial, 5.875%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.127%(A)	290,510	5,877,017
Texas Capital Bancshares, 5.750% .	234,692	4,186,905
Truist Financial, 5.250% (B)	474,871	10,736,833
Truist Financial, 4.750%	760,623	15,280,916
Unum Group, 6.250% .	250,386	5,949,171
US Bancorp, 6.280%, ICE LIBOR USD 3
Month + 1.020% (A)	11,893	8,527,281

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 5.860%, ICE LIBOR USD 3
Month + 0.600% (A)	822,449	$14,491,551
US Bancorp, 5.500%	474,462	10,784,521
US Bancorp, 4.500% (B)	373,609	7,214,390
US Bancorp, 4.000% (B)	618,915	10,800,067
US Bancorp, 3.750%	415,446	6,854,859
Voya Financial, 5.350%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 3.210% (A)	249,018	5,792,159
W R Berkley, 5.100% (B)	234,588	5,067,101
W R Berkley, 4.250%	211,286	4,092,610
Washington Federal, 4.875%	234,918	3,401,613
Wells Fargo, 7.500% * (B)	82,294	92,705,014
Wells Fargo, 5.625% .	568,439	12,892,197
Wells Fargo, 4.750% .	1,672,134	31,670,218
Wells Fargo, 4.700% .	960,904	17,709,461
Wells Fargo, 4.375% .	863,641	14,897,807
Wells Fargo, 4.250% .	1,026,771	17,372,965
Western Alliance Bancorp, 4.250%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
3.452% (A)	234,460	3,092,527
		1,531,399,122
Industrials — 1.7%
Chart Industries, 6.750% .	166,090	7,846,091
FTAI Aviation, 8.250%, ICE LIBOR USD 3
Month + 6.886% (A)	85,677	1,953,436
Pitney Bowes, 6.700%	354,096	5,672,618
RBC Bearings, 5.000%	94,976	9,497,600
WESCO International, 10.625%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
10.325%(A)	445,631	11,929,542
		36,899,287
Real Estate — 5.5%
Brookfield Property Partners, 6.500%	149,004	2,184,399
Brookfield Property Partners, 6.375%	212,708	2,911,973
Brookfield Property Preferred, 6.250%	555,559	8,383,385
Digital Realty Trust, 5.850% ‡ (B)	177,428	4,080,844
Digital Realty Trust, 5.250% ‡	169,478	3,606,492
Digital Realty Trust, 5.200% ‡ (B)	287,953	6,101,724
Diversified Healthcare Trust, 6.250% ‡	202,159	2,636,153
Federal Realty Investment Trust, 5.000% ‡	127,817	2,897,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Global Net Lease, 6.875% ‡	100,405	$1,917,736
Hudson Pacific Properties, 4.750% ‡	361,400	3,014,076
Office Properties Income Trust, 6.375% ‡	140,290	1,802,727
Public Storage, 5.600% ‡	237,952	6,048,740
Public Storage, 5.150% ‡	235,239	5,770,413
Public Storage, 5.050% ‡	248,987	6,060,344
Public Storage, 4.750% ‡	194,180	4,268,076
Public Storage, 4.700% ‡	218,039	4,764,152
Public Storage, 4.625% ‡	465,851	10,043,748
Public Storage, 4.100% ‡	211,300	4,046,395
Public Storage, 4.000% ‡	498,174	9,460,324
Public Storage, 4.000% ‡	362,468	6,705,658
Public Storage, 3.900% ‡	138,359	2,504,298
Public Storage, 3.875% ‡	226,254	4,090,672
RLJ Lodging Trust, 1.950% ‡ *	267,254	6,267,106
SL Green Realty, 6.500% ‡	184,000	2,898,000
Vornado Realty Trust, 5.400% ‡	232,666	2,857,138
Vornado Realty Trust, 5.250% ‡	247,579	2,933,811
Vornado Realty Trust, 5.250% ‡	240,303	2,919,681
Vornado Realty Trust, 4.450% ‡	235,888	2,561,744
		123,737,420
Utilities — 10.9%
CMS Energy, 5.875%	232,658	5,634,977
CMS Energy, 5.875%	525,365	12,787,384
CMS Energy, 5.625% (B)	168,251	4,172,625
CMS Energy, 4.200%	194,645	3,892,900
DTE Energy, 5.250%	330,709	7,771,662
DTE Energy, 4.375%	194,262	4,262,108
DTE Energy, 4.375%	235,795	4,994,138
Duke Energy, 5.750%	831,940	21,131,276
Duke Energy, 5.625%	413,102	10,397,777
Entergy Arkansas, 4.875%	339,056	7,699,962
Entergy Louisiana, 4.875%	227,109	5,302,995
Entergy Mississippi, 4.900%	218,101	5,112,287
Georgia Power, 5.000%	215,193	5,282,988
NextEra Energy, 6.926% (B)	830,584	38,073,971
NextEra Energy Capital Holdings, 5.650% .	572,971	14,289,897
SCE Trust II, 5.100% .	186,155	3,870,163
SCE Trust IV, 5.375%, ICE LIBOR USD 3
Month + 3.132% (A)	273,250	5,486,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
SCE Trust V, 5.450%, ICE LIBOR USD 3
Month + 3.790% (A)	252,110	$5,672,475
SCE Trust VI, 5.000%	394,311	7,787,642
Sempra Energy, 5.750% .	623,132	15,279,197
Southern, 5.250%	371,428	9,170,557
Southern, 4.950%	821,155	19,042,584
Southern, 4.200%	618,374	13,016,773
Spire, 5.900% .	195,843	4,856,906
Tennessee Valley Authority, 4.780%, US Treas
Yield Curve Rate T Note Const Mat 30 Yr +
0.940% (A)	200,539	4,490,068
Tennessee Valley Authority, 4.720%, US Treas
Yield Curve Rate T Note Const Mat 30 Yr +
0.840% (A)	167,097	3,674,463
		243,154,635
TOTAL UNITED STATES		2,167,064,948
TOTAL PREFERRED STOCK
(Cost $2,656,651,714)		2,217,884,488
SHORT-TERM INVESTMENT(D)(E) — 0.5%
Fidelity Investments Money Market
Government Portfolio, Cl Institutional,
5.020%
(Cost $12,207,941) .	12,207,941	12,207,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X U.S. Preferred ETF

	Face Amount	Value
REPURCHASE AGREEMENT(D) — 1.1%
BNP Paribas
4.990%, dated 05/31/2023, to be
repurchased on 06/01/2023, repurchase price
$24,693,874 (collateralized by various U.S.
Treasury Obligations, ranging in par value
$424,871 - $2,944,528, 4.125% - 5.410%,
7/31/2024 - 9/30/2027, with a total market
value of $25,185,692)
(Cost $24,690,452) .	$24,690,452	$24,690,452
TOTAL INVESTMENTS — 101.0%
(Cost $2,693,550,107)		$2,254,782,881

Percentages are based on Net Assets of $2,231,602,683.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	This security or a partial position of this security is on loan at May 31, 2023.
(C)	There is currently no stated interest rate.
(D)	Security was purchased with cash collateral held from securities on loan.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of May 31, 2023.

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,217,884,488	$—	$—	$2,217,884,488
Short-Term Investment	12,207,941	—	—	12,207,941
Repurchase Agreement	—	24,690,452	—	24,690,452
Total Investments in Securities	$2,230,092,429	$24,690,452	$—	$2,254,782,881

Amounts designated as “—“are $0 or have been rounded to $0.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 3.3%
Interpublic Group	30,035	$1,117,002
Omnicom Group .	12,733	1,122,923
		2,239,925
Consumer Discretionary — 5.7%
Best Buy	11,782	856,198
Garmin	10,137	1,045,632
Hasbro .	16,197	961,292
Tapestry .	26,474	1,059,489
		3,922,611
Consumer Staples — 20.0%
Campbell Soup .	17,317	875,374
Coca-Cola .	15,263	910,591
Colgate-Palmolive	12,390	921,568
General Mills	11,226	944,780
J M Smucker .	6,231	913,402
Kellogg .	13,324	889,644
Kimberly-Clark	7,075	950,031
Kraft Heinz	24,129	922,210
Molson Coors Beverage, Cl B	18,361	1,135,628
Mondelez International, Cl A .	14,367	1,054,681
PepsiCo	5,264	959,890

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble .	6,385	$909,863
Target	6,330	828,787
Tyson Foods, Cl A	14,928	755,954
Walgreens Boots Alliance	23,519	714,272
		13,686,675
Energy — 11.5%
APA .	22,715	721,883
Chevron .	5,666	853,413
EOG Resources	7,923	850,059
Exxon Mobil	9,307	950,989
Kinder Morgan .	55,233	889,803
Marathon Petroleum	9,021	946,393
ONEOK .	15,168	859,419
Phillips 66 .	9,834	900,893
Valero Energy .	8,406	899,778
		7,872,630
Financials — 8.6%
Aflac	13,777	884,621
BlackRock, Cl A .	1,364	896,898
Discover Financial Services	9,355	961,132
Fidelity National Information Services .	13,544	739,096
Hartford Financial Services Group .	12,913	884,799
Principal Financial Group	10,804	707,230
T Rowe Price Group	8,043	861,888
		5,935,664
Health Care — 9.6%
AbbVie	5,912	815,619
Amgen .	3,461	763,670
Bristol-Myers Squibb .	12,231	788,166
Gilead Sciences	10,814	832,029
Johnson & Johnson .	5,416	839,805
Medtronic	12,261	1,014,720
Pfizer	18,397	699,454
Viatris, Cl W	88,193	806,966
		6,560,429
Industrials — 16.8%
3M	7,569	706,263
CH Robinson Worldwide	10,110	955,800
Cummins	4,048	827,452

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	10,104	$784,879
Fastenal	18,906	1,018,088
Illinois Tool Works	4,385	959,131
Lockheed Martin	1,994	885,356
Paychex	8,067	846,470
Raytheon Technologies	9,807	903,617
Robert Half International	13,044	848,121
Snap-On .	4,121	1,025,552
Union Pacific	4,562	878,276
United Parcel Service, Cl B .	5,425	905,975
		11,544,980
Information Technology — 11.6%
Broadcom	1,768	1,428,473
Cisco Systems	19,883	987,589
Corning .	29,188	899,282
Hewlett Packard Enterprise	59,686	860,672
Juniper Networks .	29,764	903,933
NetApp .	14,986	994,321
QUALCOMM .	8,096	918,167
Texas Instruments .	5,530	961,557
		7,953,994
Materials — 7.6%
Dow	19,196	936,381
Eastman Chemical .	11,316	872,351
International Paper .	26,359	776,009
LyondellBasell Industries, Cl A	11,828	1,011,767
Newmont	20,775	842,426
Westrock .	26,505	742,405
		5,181,339
Real Estate — 2.6%
Public Storage ‡	3,239	917,609
Weyerhaeuser ‡	30,620	877,569
		1,795,178
Utilities — 2.5%
DTE Energy .	8,224	884,902

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PPL	32,868	$861,142
		1,746,044
TOTAL COMMON STOCK
(Cost $73,897,621)		68,439,469
TOTAL INVESTMENTS — 99.8%
(Cost $73,897,621)		$68,439,469

Percentages are based on Net Assets of $68,587,548.

‡ Real Estate Investment Trust

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES — 99.7%
Communication Services — 3.4%
AT&T	42,521	$668,855
Frontier Communications Parent *	39,629	589,680
Iridium Communications .	5,751	345,290
Liberty Broadband, Cl C *	10,732	795,241
Nexstar Media Group, Cl A	4,750	716,870
Paramount Global, Cl B	37,134	564,808
TEGNA	49,366	764,679
Verizon Communications	21,703	773,278
World Wrestling Entertainment, Cl A	2,187	221,587
		5,440,288
Consumer Discretionary — 13.9%
Academy Sports & Outdoors .	3,657	179,047
Asbury Automotive Group *	4,060	848,987
Best Buy	11,522	837,304
BorgWarner .	8,869	393,163
Crocs *	2,602	292,153
Deckers Outdoor *	1,249	593,275
Dick's Sporting Goods	2,479	316,097
DR Horton	13,314	1,422,468

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
General Motors	24,225	$785,132
Genuine Parts .	6,365	947,939
H&R Block .	6,113	182,473
Las Vegas Sands *	15,030	828,604
Lennar, Cl A .	18,807	2,014,606
Lithia Motors, Cl A .	3,782	882,265
Macy's	46,929	637,765
Meritage Homes .	1,504	173,456
Newell Brands .	66,851	555,532
NVR *	124	688,723
PulteGroup .	22,209	1,467,571
Starbucks	39,299	3,837,154
Taylor Morrison Home, Cl A *	25,212	1,069,745
Texas Roadhouse, Cl A	2,785	300,501
Thor Industries	10,528	824,027
Toll Brothers	17,697	1,198,087
Visteon *	1,591	212,526
Wingstop	1,533	305,619
Wynn Resorts .	3,925	387,397
		22,181,616
Consumer Staples — 6.0%
Bunge .	8,659	802,170
Campbell Soup .	8,317	420,424
Celsius Holdings *	1,679	210,765
elf Beauty *	6,442	670,097
General Mills	22,342	1,880,303
Hershey	4,921	1,277,983
Kraft Heinz	21,225	811,219
Lamb Weston Holdings .	10,270	1,142,024
Lancaster Colony .	914	179,674
Monster Beverage *	23,561	1,381,146
Post Holdings *	1,826	155,137
Tyson Foods, Cl A	13,595	688,451
		9,619,393
Energy — 8.7%
Chesapeake Energy .	10,351	778,913
Chord Energy .	5,829	833,780
Civitas Resources	11,754	785,167

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Coterra Energy	32,596	$757,857
DT Midstream .	17,417	791,777
Exxon Mobil	36,133	3,692,070
HF Sinclair .	24,092	998,372
Kinder Morgan .	47,598	766,804
Marathon Petroleum	21,884	2,295,850
ONEOK .	12,626	715,389
PBF Energy, Cl A	4,306	158,504
Valero Energy .	12,567	1,345,172
		13,919,655
Financials — 19.1%
Ally Financial	30,517	813,888
American International Group	15,756	832,390
Annaly Capital Management ‡	43,609	823,338
Arch Capital Group *	17,265	1,203,371
Cadence Bank	38,799	696,830
Capital One Financial	8,436	879,116
Citigroup	16,621	736,643
Citizens Financial Group .	27,465	708,048
Columbia Banking System .	37,631	753,749
Comerica	17,788	642,147
Erie Indemnity, Cl A	1,274	272,763
Essent Group .	19,975	882,296
Fifth Third Bancorp	29,896	725,576
FNB	72,030	791,610
Huntington Bancshares	70,750	729,433
Invesco	47,951	689,535
Jefferies Financial Group	26,443	795,141
KeyCorp	67,660	631,944
Kinsale Capital Group .	776	235,113
MarketAxess Holdings .	1,768	481,621
MGIC Investment .	58,502	884,550
New York Community Bancorp .	90,277	928,048
Old National Bancorp	60,136	746,889
OneMain Holdings, Cl A .	21,441	811,756
Principal Financial Group	10,864	711,157
Progressive	24,699	3,159,249
Radian Group .	35,908	917,090
Rithm Capital ‡	103,807	844,989

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
RLI .	1,617	$200,265
Starwood Property Trust ‡	47,275	829,676
Synchrony Financial	27,207	842,329
Synovus Financial	26,408	715,393
Truist Financial	24,077	733,626
Unum Group	20,221	878,602
Valley National Bancorp	95,188	702,487
Webster Financial	21,095	749,927
Western Alliance Bancorp	20,759	703,730
White Mountains Insurance Group	117	158,440
Zions Bancorp .	25,599	698,597
		30,541,352
Health Care — 14.4%
Cardinal Health	9,213	758,230
Cigna Group	3,271	809,278
Eli Lilly	11,364	4,880,384
Gilead Sciences	60,069	4,621,709
Haemonetics *	2,395	202,617
Karuna Therapeutics *	1,096	248,299
Lantheus Holdings *	2,253	195,087
Madrigal Pharmaceuticals *	596	165,932
Merck .	36,897	4,073,798
Natera *	4,142	195,130
Organon .	35,066	679,930
Perrigo .	23,129	739,203
Pfizer	20,818	791,500
Premier, Cl A .	25,982	649,550
Prometheus Biosciences *	1,942	385,875
QuidelOrtho *	9,243	786,949
Sarepta Therapeutics *	4,082	504,535
Seagen *	6,282	1,229,387
United Therapeutics *	1,721	360,963
Viatris, Cl W	85,219	779,754
		23,058,110
Industrials — 10.9%
AAON .	3,085	267,192
Aerojet Rocketdyne Holdings *	4,401	239,767
AGCO	6,613	729,282

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Allison Transmission Holdings .	3,436	$162,523
Applied Industrial Technologies	1,772	217,885
Atkore *	1,552	181,227
Axon Enterprise *	3,878	748,105
Clean Harbors *	2,006	281,642
Comfort Systems USA .	2,077	307,355
Donaldson .	5,410	316,647
EMCOR Group	2,734	450,673
General Electric .	42,522	4,317,259
Hubbell, Cl B	2,424	684,683
Landstar System .	1,388	243,427
Lincoln Electric Holdings	2,448	415,328
ManpowerGroup	10,537	739,381
MSC Industrial Direct, Cl A	9,314	837,515
PACCAR	24,378	1,676,719
Ryder System	1,868	147,254
Science Applications International .	2,174	211,595
Timken	2,524	180,592
Toro .	4,852	474,671
Trane Technologies .	9,228	1,506,286
Valmont Industries .	851	223,192
Watts Water Technologies, Cl A .	1,012	160,351
WillScot Mobile Mini Holdings *	6,596	284,156
WW Grainger .	2,011	1,305,179
		17,309,886
Information Technology — 13.7%
Amdocs	4,482	422,070
Arista Networks *	9,180	1,527,001
Arrow Electronics *	7,357	931,691
Aspen Technology *	3,672	601,914
Avnet .	20,090	880,746
Axcelis Technologies *	2,510	395,451
Cadence Design Systems *	12,508	2,888,222
Cirrus Logic *	2,138	166,080
Corning .	24,638	759,097
DXC Technology *	33,616	841,409
Fair Isaac *	1,390	1,094,861
First Solar *	10,206	2,071,410
Hewlett Packard Enterprise	55,997	807,477

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Insight Enterprises *	1,634	$220,949
Intel .	26,893	845,516
International Business Machines .	6,632	852,809
Jabil .	6,389	571,943
Juniper Networks .	26,376	801,039
Lattice Semiconductor *	8,099	658,530
National Instruments .	5,584	322,755
ON Semiconductor *	17,268	1,443,605
Rambus *	6,139	392,650
Super Micro Computer *	3,032	679,016
TD SYNNEX .	9,168	819,436
Texas Instruments .	4,730	822,452
		21,818,129
Materials — 5.4%
Celanese, Cl A .	7,678	798,665
CF Industries Holdings	11,260	692,603
Dow	14,843	724,041
DuPont de Nemours .	11,764	790,423
Eastman Chemical .	10,142	781,847
Huntsman	30,155	716,181
International Paper .	22,907	674,382
LyondellBasell Industries, Cl A	8,692	743,514
Mosaic .	18,436	589,215
Reliance Steel & Aluminum	2,374	557,130
Silgan Holdings .	2,949	132,675
United States Steel .	32,268	675,047
Westrock .	27,172	761,088
		8,636,811
Real Estate — 2.3%
Cousins Properties ‡	38,552	767,956
Gaming and Leisure Properties ‡	8,971	431,864
Kilroy Realty ‡	26,704	724,747
Medical Properties Trust ‡	98,789	815,009
Spirit Realty Capital ‡	21,999	859,281
		3,598,857
Utilities — 1.9%
New Jersey Resources .	3,702	179,362

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NRG Energy	24,044	$812,447
PG&E *	75,812	1,284,255
PNM Resources .	2,899	133,122
UGI	23,990	671,000
		3,080,186
TOTAL UNITED STATES		159,204,283
TOTAL COMMON STOCK
(Cost $159,930,042)		159,204,283
TOTAL INVESTMENTS — 99.7%
(Cost $159,930,042)		$159,204,283

Percentages are based on Net Assets of $159,700,099.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.4%
CANADA— 1.5%
Utilities — 1.5%
Algonquin Power & Utilities, 6.200%, ICE
LIBOR USD 3 Month + 4.010% (A)	149,656	$3,603,716
TOTAL CANADA		3,603,716
UNITED STATES— 97.9%
Consumer Staples — 2.3%
CHS, Ser 3, 6.750%, ICE LIBOR USD 3
Month + 4.155% (A)	210,459	5,314,090
Energy — 4.4%
NuStar Energy, 11.746%, ICE LIBOR USD 3
Month + 6.880% (A)	73,869	1,902,127
NuStar Energy, 11.139%, ICE LIBOR USD 3
Month + 5.643% (A)	164,594	3,895,940
NuStar Logistics, 11.994%, ICE LIBOR USD
3 Month + 6.734% (A)	172,037	4,467,801
		10,265,868
Financials — 88.1%
AGNC Investment, 10.371%, ICE LIBOR
USD 3 Month + 5.111% ‡,(A)	122,555	3,071,228
AGNC Investment, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.390% ‡,(A)	56,737	1,232,895
AGNC Investment, 6.500%, ICE LIBOR USD
3 Month + 4.993% ‡,(A)	151,765	3,341,865
AGNC Investment, 6.125%, ICE LIBOR USD
3 Month + 4.697% ‡,(A)	216,704	4,429,430
Allstate, 8.661%, ICE LIBOR USD 3 Month +
3.165% (A)	213,656	5,456,774

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
American Equity Investment Life Holding,
6.625%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 6.297% (A)	128,308	$3,065,278
American Equity Investment Life Holding,
5.950%, US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 4.322% (A)	170,999	3,890,227
Annaly Capital Management, 10.152%, ICE
LIBOR USD 3 Month + 4.993% ‡,(A)	256,933	6,320,552
Annaly Capital Management, 9.331%, ICE
LIBOR USD 3 Month + 4.172% ‡,(A)	151,777	3,597,115
Annaly Capital Management, 6.750%, ICE
LIBOR USD 3 Month + 4.989% ‡,(A)	158,023	3,680,356
Argo Group International Holdings, 7.000%,
US Treas Yield Curve Rate T Note Const
Mat 5 Yr + 6.712% (A)	64,303	1,459,035
Athene Holding, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
3.962% (A)	175,729	4,275,487
Athene Holding, 6.375%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
5.970% (A)	210,844	4,845,195
Athene Holding, 6.350%, ICE LIBOR USD 3
Month + 4.253% (A)	302,998	6,320,538
Bank of America, 6.450%, ICE LIBOR USD 3
Month + 1.327% (A)	368,745	9,273,937
Bank of America, 6.246%, ICE LIBOR USD 3
Month + 0.750% (A)	74,104	1,497,642
Bank of America, 6.146%, ICE LIBOR USD 3
Month + 0.650% (A)	105,254	2,030,350
Bank of America, 5.879%, ICE LIBOR USD 3
Month + 0.500% (A)	146,896	2,851,251
Bank of America, 5.846%, ICE LIBOR USD 3
Month + 0.350% (A)	110,245	2,204,900
Chimera Investment, 7.750%, ICE LIBOR
USD 3 Month + 4.743% ‡,(A)	111,322	2,031,627
Enstar Group, 7.000%, ICE LIBOR USD 3
Month + 4.015% (A)	171,011	3,710,939
Goldman Sachs Group, 6.166%, ICE LIBOR
USD 3 Month + 0.670% (A)	474,088	9,780,435

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.087%, ICE LIBOR
USD 3 Month + 0.750% (A)	263,516	$5,388,902
Kemper, 5.875%, US Treas Yield Curve Rate T
Note Const Mat 5 Yr + 4.140% (A)	64,369	1,109,722
KeyCorp, 6.200%, US Treas Yield Curve Rate
T Note Const Mat 5 Yr + 3.132% (A)	256,407	5,040,962
KeyCorp, 6.125%, TSFR3M + 4.154% (A)	213,712	4,321,257
M&T Bank, 5.625%, ICE LIBOR USD 3
Month + 4.020% (A)	106,976	2,482,913
Merchants Bancorp, 8.250%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.340% (A)	61,088	1,454,505
MetLife, 5.866%, ICE LIBOR USD 3 Month +
1.000% (A)	256,376	5,763,332
Morgan Stanley, 6.375%, ICE LIBOR USD 3
Month + 3.708% (A)	326,942	8,075,467
Morgan Stanley, 5.960%, ICE LIBOR USD 3
Month + 0.700% (A)	359,659	7,581,612
Morgan Stanley, 5.850%, ICE LIBOR USD 3
Month + 3.491% (A)	326,952	7,810,883
New York Community Bancorp, 6.375%, ICE
LIBOR USD 3 Month + 3.821% (A)	220,099	4,795,957
PacWest Bancorp, 7.750%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.820% (A)	219,569	2,579,936
Regions Financial, Ser B, 6.375%, ICE LIBOR
USD 3 Month + 3.536% (A)	213,681	4,673,203
Regions Financial, 5.700%, ICE LIBOR USD
3 Month + 3.148% (A)	213,720	4,231,656
Reinsurance Group of America, 7.125%, US
Treas Yield Curve Rate T Note Const Mat 5
Yr + 3.456% (A)	290,715	7,445,211
Reinsurance Group of America, 5.750%, ICE
LIBOR USD 3 Month + 4.040% (A)	166,234	4,081,045
Rithm Capital, 7.500%, ICE LIBOR USD 3
Month + 5.802% ‡,(A)	66,552	1,451,499
Rithm Capital, 7.125%, ICE LIBOR USD 3
Month + 5.640% ‡,(A)	120,886	2,514,429

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Rithm Capital, 7.000%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 6.223% ‡,(A)	198,795	$3,874,515
Rithm Capital, 6.375%, ICE LIBOR USD 3
Month + 4.969% ‡,(A)	170,305	3,147,236
SLM, 6.566%, ICE LIBOR USD 3 Month +
1.700% (A)	42,795	2,332,328
State Street, 5.350%, TSFR3M + 3.971% (A)	213,671	5,117,420
Synovus Financial, 5.875%, US Treas Yield
Curve Rate T Note Const Mat 5 Yr +
4.127% (A)	149,693	3,028,289
Two Harbors Investment, 7.625%, ICE LIBOR
USD 3 Month + 5.352% ‡,(A)	123,026	2,419,921
Two Harbors Investment, 7.250%, ICE LIBOR
USD 3 Month + 5.011% ‡,(A)	126,230	2,474,108
US Bancorp, 6.280%, ICE LIBOR USD 3
Month + 1.020% (A)	5,725	4,104,825
US Bancorp, 5.860%, ICE LIBOR USD 3
Month + 0.600% (A)	398,045	7,013,553
Voya Financial, 5.350%, US Treas Yield Curve
Rate T Note Const Mat 5 Yr + 3.210% (A)	128,314	2,984,584
Western Alliance Bancorp, 4.250%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
3.452% (A)	128,502	1,694,941
		207,361,267
Industrials — 3.1%
FTAI Aviation, 8.250%, ICE LIBOR USD 3
Month + 6.886% (A)	44,881	1,023,287
WESCO International, 10.625%, US Treas
Yield Curve Rate T Note Const Mat 5 Yr +
10.325% (A)	230,848	6,179,801
		7,203,088
TOTAL UNITED STATES		230,144,313
TOTAL PREFERRED STOCK
(Cost $252,667,957)		233,748,029
TOTAL INVESTMENTS — 99.4%
(Cost $252,667,957)		$233,748,029

Percentages are based on Net Assets of $235,226,621.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Variable Rate Preferred ETF

‡	Real Estate Investment Trust
(A)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See "Glossary" for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — 99.5%
BRAZIL — 0.2%
Consumer Discretionary — 0.2%
MercadoLibre *	94	$116,466
CHINA — 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings .	803	45,337
ISRAEL — 0.0%
Consumer Discretionary — 0.0%
Mobileye Global, Cl A *	153	6,819
MEXICO — 0.0%
Materials — 0.0%
Southern Copper .	165	11,017
SOUTH KOREA — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	2,343	36,551

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 99.2%
Communication Services — 8.8%
Activision Blizzard *	1,442	$115,648
Alphabet, Cl A *	12,040	1,479,355
Alphabet, Cl C *	10,527	1,298,716
AT&T	14,364	225,946
Charter Communications, Cl A *	221	72,079
Comcast, Cl A	8,646	340,220
Electronic Arts	548	70,144
Endeavor Group Holdings, Cl A *	240	5,405
Fox, Cl A	584	18,221
Fox, Cl B	251	7,332
Live Nation Entertainment *	301	24,062
Meta Platforms, Cl A *	4,493	1,189,387
Netflix *	881	348,198
Omnicom Group .	402	35,452
Paramount Global, Cl B	1,135	17,263
Pinterest, Cl A *	1,145	27,411
ROBLOX, Cl A *	679	28,423
Sirius XM Holdings .	1,170	4,165
Snap, Cl A *	1,954	19,931
Spotify Technology *	283	42,139
Take-Two Interactive Software *	326	44,900
T-Mobile US *	1,150	157,837
Trade Desk, Cl A *	878	61,530
Verizon Communications	8,474	301,929
Walt Disney *	3,678	323,517
Warner Bros Discovery *	4,418	49,835
Warner Music Group, Cl A .	216	5,281
		6,314,326
Consumer Discretionary — 9.9%
Airbnb, Cl A *	824	90,450
Amazon.com *	18,212	2,196,003
Aptiv *	538	47,387
AutoZone *	37	88,313
Best Buy	391	28,414
Booking Holdings *	76	190,667
Carnival *	1,925	21,618
Chewy, Cl A *	164	4,836

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	54	$112,130
Darden Restaurants .	242	38,362
Dick's Sporting Goods	135	17,214
Dillard's, Cl A .	16	4,405
DoorDash, Cl A *	518	33,820
DR Horton	632	67,523
eBay	1,077	45,816
Etsy *	246	19,938
Expedia Group *	294	28,139
Ford Motor .	7,915	94,980
Garmin	301	31,048
General Motors	2,749	89,095
Genuine Parts .	276	41,105
Hilton Worldwide Holdings .	531	72,280
Home Depot .	2,058	583,340
Las Vegas Sands *	657	36,220
Lennar, Cl A .	498	53,346
Lennar, Cl B .	20	1,891
Lowe's	1,215	244,373
Lucid Group *	947	7,349
Lululemon Athletica *	245	81,323
Marriott International, Cl A	557	93,459
McDonald's .	1,480	421,963
MGM Resorts International *	601	23,613
NIKE, Cl B	2,507	263,887
NVR *	6	33,325
O'Reilly Automotive *	121	109,300
Pool .	73	23,085
Rivian Automotive, Cl A *	1,260	18,560
Ross Stores	678	70,254
Starbucks	2,267	221,350
Tesla *	5,552	1,132,219
TJX	2,362	181,378
Tractor Supply .	220	46,110
Ulta Beauty *	98	40,163
Yum! Brands	562	72,324
		7,122,375
Consumer Staples — 6.6%
Albertsons, Cl A	232	4,724

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Altria Group .	3,604	$160,090
Archer-Daniels-Midland	1,093	77,221
Brown-Forman, Cl B	603	37,247
Campbell Soup .	384	19,411
Church & Dwight	485	44,838
Clorox	244	38,596
Coca-Cola .	7,830	467,138
Colgate-Palmolive	1,673	124,438
Conagra Brands .	947	33,022
Constellation Brands, Cl A	329	79,937
Costco Wholesale	891	455,800
Dollar General .	449	90,289
Dollar Tree *	415	55,975
Estee Lauder, Cl A .	429	78,949
General Mills	1,183	99,561
Hershey	293	76,092
Hormel Foods	557	21,305
J M Smucker .	201	29,465
Kellogg .	516	34,453
Keurig Dr Pepper	1,757	54,678
Kimberly-Clark	678	91,042
Kraft Heinz	1,556	59,470
Kroger	1,486	67,360
McCormick .	494	42,351
Mondelez International, Cl A .	2,745	201,510
Monster Beverage *	1,066	62,489
PepsiCo	2,779	506,751
Philip Morris International	3,122	281,011
Procter & Gamble .	4,780	681,150
Sysco .	1,006	70,370
Target	926	121,241
Tyson Foods, Cl A	559	28,308
Walgreens Boots Alliance	1,420	43,125
Walmart	2,891	424,601
		4,764,008
Energy — 4.2%
Baker Hughes, Cl A	1,990	54,227
Cheniere Energy .	495	69,186
Chevron .	3,535	532,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ConocoPhillips .	2,511	$249,342
Coterra Energy	1,514	35,200
Devon Energy	1,297	59,792
Diamondback Energy	346	43,994
EOG Resources	1,180	126,602
EQT .	652	22,670
Exxon Mobil	8,289	846,970
Halliburton .	1,903	54,521
Hess	555	70,302
Kinder Morgan .	3,929	63,296
Marathon Oil .	1,250	27,700
Marathon Petroleum	935	98,091
Occidental Petroleum .	1,469	84,703
ONEOK .	883	50,031
Phillips 66 .	948	86,846
Pioneer Natural Resources	473	94,335
Schlumberger	2,848	121,980
Targa Resources	441	30,010
Texas Pacific Land	17	22,163
Valero Energy .	771	82,528
Williams	2,435	69,787
		2,996,718
Financials — 12.2%
Aflac	1,128	72,429
Allstate	519	56,286
American Express .	1,216	192,809
American International Group	1,486	78,505
Ameriprise Financial	213	63,574
Aon, Cl A .	420	129,482
Apollo Global Management	770	51,474
Arch Capital Group *	713	49,696
Ares Management, Cl A	300	26,127
Arthur J Gallagher	420	84,139
Bank of America	14,106	392,006
Bank of New York Mellon	1,578	63,436
Berkshire Hathaway, Cl B *	2,619	840,908
BlackRock, Cl A .	304	199,895
Blackstone, Cl A .	1,393	119,296
Block, Cl A *	1,068	64,497

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blue Owl Capital, Cl A	831	$8,518
Brown & Brown .	460	28,672
Capital One Financial	754	78,574
Charles Schwab .	2,880	151,747
Chubb .	844	156,815
Cincinnati Financial .	302	29,143
Citigroup	3,893	172,538
Citizens Financial Group .	966	24,903
CME Group, Cl A .	721	128,879
Discover Financial Services	537	55,171
Everest Re Group	83	28,222
FactSet Research Systems .	73	28,097
Fidelity National Information Services .	1,177	64,229
Fifth Third Bancorp	1,349	32,740
Fiserv *	1,279	143,491
FleetCor Technologies *	144	32,623
Franklin Resources	554	13,302
Global Payments	534	52,166
Goldman Sachs Group	682	220,900
Hartford Financial Services Group .	627	42,962
Huntington Bancshares	2,803	28,899
Interactive Brokers Group, Cl A .	192	14,828
Intercontinental Exchange .	1,109	117,499
JPMorgan Chase .	5,930	804,760
KeyCorp	1,819	16,989
KKR .	1,293	66,577
Loews .	385	21,560
LPL Financial Holdings	155	30,191
M&T Bank .	336	40,038
Markel Group *	27	35,498
Marsh & McLennan .	996	172,487
Mastercard, Cl A .	1,710	624,184
MetLife .	1,363	67,537
Moody's .	314	99,500
Morgan Stanley	2,607	213,148
MSCI, Cl A	158	74,344
Nasdaq .	677	37,472
Northern Trust .	397	28,552
PayPal Holdings *	2,290	141,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	804	$93,127
Principal Financial Group	482	31,552
Progressive	1,177	150,550
Prudential Financial .	735	57,837
Raymond James Financial .	387	34,965
Regions Financial .	1,839	31,760
Rocket, Cl A *	147	1,179
S&P Global .	658	241,769
State Street .	689	46,866
Synchrony Financial	877	27,152
T Rowe Price Group	439	47,043
Tradeweb Markets, Cl A .	214	14,327
Travelers .	469	79,374
Truist Financial	2,643	80,532
US Bancorp .	3,072	91,853
Visa, Cl A .	3,305	730,504
W R Berkley	395	21,994
Wells Fargo .	7,675	305,542
Willis Towers Watson	215	47,053
		8,749,250
Health Care — 13.7%
Abbott Laboratories .	3,496	356,592
AbbVie	3,569	492,379
Agilent Technologies	589	68,130
Align Technology *	148	41,834
Alnylam Pharmaceuticals *	244	45,142
AmerisourceBergen	339	57,681
Amgen .	1,073	236,757
Avantor *	1,269	25,304
Baxter International	1,000	40,720
Becton Dickinson	570	137,803
Biogen *	286	84,773
BioMarin Pharmaceutical *	363	31,559
Bio-Rad Laboratories, Cl A *	40	14,934
Boston Scientific *	2,874	147,954
Bristol-Myers Squibb .	4,283	275,997
Cardinal Health	517	42,549
Centene *	1,120	69,899
Chemed	33	17,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cigna Group	611	$151,168
Cooper .	95	35,295
CVS Health .	2,638	179,463
Danaher	1,335	306,543
Dexcom *	770	90,290
Edwards Lifesciences *	1,232	103,771
Elevance Health	481	215,401
Eli Lilly	1,721	739,101
GE HealthCare Technologies .	724	57,565
Gilead Sciences	2,528	194,504
HCA Healthcare	425	112,281
Hologic *	482	38,025
Horizon Therapeutics *	450	45,014
Humana	252	126,471
IDEXX Laboratories *	166	77,152
Illumina *	313	61,551
Incyte *	359	22,096
Insulet *	140	38,395
Intuitive Surgical *	710	218,566
IQVIA Holdings *	360	70,888
Johnson & Johnson .	5,276	818,097
Laboratory Corp of America Holdings	177	37,618
McKesson .	277	108,263
Medtronic	2,676	221,466
Merck .	5,141	567,618
Mettler-Toledo International *	43	56,840
Moderna *	673	85,949
Molina Healthcare *	112	30,677
Pfizer	11,326	430,615
Quest Diagnostics .	224	29,714
Regeneron Pharmaceuticals *	211	155,203
ResMed	289	60,918
Revvity .	249	28,715
Royalty Pharma, Cl A	735	24,064
Seagen *	273	53,426
STERIS	199	39,794
Stryker .	666	183,536
Teleflex	89	20,893
Thermo Fisher Scientific	790	401,683

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
UnitedHealth Group	1,880	$916,011
Veeva Systems, Cl A *	278	46,065
Vertex Pharmaceuticals *	516	166,962
Viatris, Cl W	2,366	21,649
Waters *	114	28,639
West Pharmaceutical Services	149	49,860
Zimmer Biomet Holdings .	420	53,483
Zoetis, Cl A .	940	153,229
		9,862,148
Industrials — 8.2%
3M	1,108	103,388
AMETEK	458	66,442
Automatic Data Processing	833	174,089
Avis Budget Group *	55	9,228
Axon Enterprise *	152	29,322
Boeing *	1,202	247,251
Broadridge Financial Solutions .	231	33,892
Carlisle	98	20,819
Carrier Global	1,675	68,508
Caterpillar .	1,048	215,626
Cintas	174	82,152
Copart *	949	83,123
CSX	4,213	129,213
Cummins	280	57,235
Deere .	552	190,981
Delta Air Lines *	1,271	46,175
Dover	277	36,932
Eaton	796	140,016
Emerson Electric	1,180	91,662
Equifax .	243	50,695
Expeditors International of Washington .	312	34,417
Fastenal	1,140	61,389
FedEx .	468	102,015
Ferguson .	436	63,181
Fortive .	695	45,251
General Dynamics	484	98,823
General Electric .	2,178	221,132
HEICO	79	12,212
HEICO, Cl A .	147	17,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Honeywell International .	1,351	$258,852
Howmet Aerospace .	826	35,312
IDEX .	151	30,073
Illinois Tool Works	624	136,488
Ingersoll Rand .	804	45,555
Jacobs Solutions .	247	27,071
JB Hunt Transport Services	164	27,383
Johnson Controls International	1,369	81,729
L3Harris Technologies .	377	66,322
Lennox International .	71	19,561
Lockheed Martin	528	234,437
Nordson .	112	24,408
Norfolk Southern .	465	96,804
Northrop Grumman	312	135,873
Old Dominion Freight Line	201	62,398
Otis Worldwide	832	66,152
PACCAR	1,077	74,076
Parker-Hannifin	256	82,033
Paychex	648	67,995
Paycom Software .	98	27,453
Quanta Services .	280	49,722
Raytheon Technologies	2,961	272,827
Republic Services, Cl A	413	58,493
Rockwell Automation	230	64,078
Rollins .	502	19,739
Southwest Airlines .	1,175	35,097
SS&C Technologies Holdings	433	23,798
Stanley Black & Decker .	297	22,266
Trane Technologies .	461	75,249
TransDigm Group *	102	78,912
TransUnion	379	27,280
Uber Technologies *	3,846	145,879
Union Pacific	1,238	238,340
United Airlines Holdings *	645	30,615
United Parcel Service, Cl B .	1,473	245,991
United Rentals .	140	46,731
Verisk Analytics, Cl A .	308	67,486
Waste Management .	823	133,260
Westinghouse Air Brake Technologies	343	31,772

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
WW Grainger .	88	$57,114
Xylem .	354	35,471
		5,893,176
Information Technology — 28.5%
Accenture, Cl A	1,342	410,545
Adobe *	938	391,887
Advanced Micro Devices *	3,233	382,173
Akamai Technologies *	302	27,820
Amdocs	272	25,614
Amphenol, Cl A .	1,190	89,785
Analog Devices	1,023	181,777
ANSYS *	175	56,628
Apple .	30,165	5,346,746
Applied Materials .	1,695	225,943
Arista Networks *	473	78,679
Aspen Technology *	54	8,852
Atlassian, Cl A *	292	52,791
Autodesk *	434	86,535
Bentley Systems, Cl B	420	20,488
Broadcom	824	665,759
Cadence Design Systems *	545	125,846
CDW	269	46,185
Cisco Systems	8,342	414,347
Cloudflare, Cl A *	522	36,102
Cognizant Technology Solutions, Cl A	1,026	64,115
Corning .	1,789	55,119
Crowdstrike Holdings, Cl A *	429	68,696
Datadog, Cl A *	575	54,573
Dell Technologies, Cl C	453	20,299
Enphase Energy *	265	46,078
EPAM Systems *	107	27,458
Fair Isaac *	52	40,959
First Solar *	202	40,998
Fortinet *	1,323	90,401
Gartner *	155	53,143
GLOBALFOUNDRIES *	143	8,341
Hewlett Packard Enterprise	2,535	36,555
HP	1,959	56,929
HubSpot *	90	46,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel .	8,319	$261,549
International Business Machines .	1,821	234,162
Intuit .	550	230,516
Jabil .	288	25,782
Keysight Technologies *	352	56,954
KLA	283	125,366
Lam Research	273	168,359
Marvell Technology .	1,703	99,608
Microchip Technology	1,080	81,281
Micron Technology .	2,192	149,494
Microsoft	14,860	4,879,875
MongoDB, Cl A *	134	39,368
Monolithic Power Systems .	87	42,622
Motorola Solutions	332	93,597
NetApp .	425	28,199
NVIDIA .	4,811	1,820,194
Okta, Cl A *	291	26,452
ON Semiconductor *	859	71,812
Oracle .	3,114	329,897
Palantir Technologies, Cl A *	3,387	49,823
Palo Alto Networks *	594	126,754
QUALCOMM .	2,259	256,193
Roper Technologies	213	96,749
Salesforce *	1,958	437,378
Seagate Technology Holdings .	379	22,778
ServiceNow *	409	222,815
Skyworks Solutions	315	32,606
Snowflake, Cl A *	545	90,121
SolarEdge Technologies *	107	30,477
Splunk *	319	31,674
Synopsys *	303	137,853
TE Connectivity	632	77,407
Teledyne Technologies *	90	34,978
Teradyne .	306	30,658
Texas Instruments .	1,829	318,027
Trimble *	482	22,495
Tyler Technologies *	79	31,360
Ubiquiti	5	816
VeriSign *	184	41,091

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VMware, Cl A *	454	$61,876
Western Digital *	615	23,819
Workday, Cl A *	403	85,432
Zebra Technologies, Cl A *	99	25,994
Zoom Video Communications, Cl A *	426	28,597
Zscaler *	169	22,896
		20,490,539
Materials — 2.2%
Air Products & Chemicals .	446	120,037
Albemarle	234	45,286
Amcor	2,940	28,342
Avery Dennison .	177	28,520
Ball	614	31,412
Celanese, Cl A .	193	20,076
CF Industries Holdings	388	23,866
Corteva .	1,422	76,063
Dow	1,410	68,780
DuPont de Nemours .	907	60,941
Ecolab	506	83,515
FMC .	247	25,708
Freeport-McMoRan .	2,857	98,109
International Flavors & Fragrances	507	39,186
International Paper .	697	20,520
Linde	990	350,123
LyondellBasell Industries, Cl A	513	43,882
Martin Marietta Materials	120	47,765
Mosaic .	672	21,477
Newmont	1,587	64,353
Nucor	511	67,483
PPG Industries	470	61,706
Sherwin-Williams .	478	108,879
Steel Dynamics	326	29,959
Vulcan Materials	258	50,439
		1,616,427
Real Estate — 2.4%
Alexandria Real Estate Equities ‡	321	36,421
American Tower ‡	938	173,005
AvalonBay Communities ‡	272	47,322

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Camden Property Trust ‡	207	$21,625
CBRE Group, Cl A *	600	44,952
CoStar Group *	802	63,679
Crown Castle ‡	864	97,813
Digital Realty Trust ‡	571	58,505
Equinix ‡	187	139,418
Equity Residential ‡	729	44,323
Essex Property Trust ‡	129	27,872
Extra Space Storage ‡	262	37,799
Healthpeak Properties ‡	1,048	20,918
Invitation Homes ‡	1,205	40,825
Mid-America Apartment Communities ‡	228	33,530
ProLogis ‡	1,855	231,040
Public Storage ‡	320	90,656
Realty Income ‡	1,373	81,611
SBA Communications, Cl A ‡	214	47,461
Simon Property Group ‡	652	68,558
Sun Communities ‡	241	30,518
UDR ‡	639	25,349
Ventas ‡	787	33,951
VICI Properties, Cl A ‡	1,924	59,509
Welltower ‡	994	74,162
Weyerhaeuser ‡	1,460	41,844
WP Carey ‡	408	28,299
		1,700,965
Utilities — 2.5%
AES .	1,291	25,484
Alliant Energy .	493	25,370
Ameren .	511	41,427
American Electric Power	1,030	85,614
American Water Works	413	59,658
Atmos Energy	277	31,932
Avangrid .	127	4,766
CenterPoint Energy .	1,244	35,093
CMS Energy	571	33,107
Consolidated Edison	710	66,243
Constellation Energy .	654	54,949
Dominion Energy	1,672	84,068
DTE Energy .	408	43,901

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Duke Energy	1,547	$138,132
Edison International .	761	51,383
Entergy	405	39,771
Evergy	447	25,859
Eversource Energy .	690	47,769
Exelon	1,973	78,229
FirstEnergy	1,077	40,269
NextEra Energy .	4,120	302,655
PG&E *	3,456	58,545
PPL	1,422	37,256
Public Service Enterprise Group .	996	59,511
Sempra Energy .	628	90,137
Southern	2,167	151,148
WEC Energy Group .	627	54,768
Xcel Energy	1,092	71,297
		1,838,341
TOTAL UNITED STATES		71,348,273
TOTAL COMMON STOCK
(Cost $68,914,594)		71,564,463
EXCHANGE TRADED FUND — 0.4%
Vanguard S&P 500 ETF
(Cost $280,853)	750	287,918
TOTAL INVESTMENTS — 99.9%
(Cost $69,195,447)		$71,852,381

Percentages are based on Net Assets of $71,936,247.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of May 31, 2023, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Glossary (abbreviations used in preceding Schedule of Investments):

Fund Abbreviations
Cl — Class
ETF — Exchange-Traded Fund
LIBOR— London Interbank Offered Rate
REIT — Real Estate Investment Trust
TSFR3M — Term Secured Overnight Financing Rate 3-Month
Ser — Series
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF		Global X Alternative Income ETF		Global X Conscious Companies ETF
Assets:
Cost of Investments	$791,912,021	$743,892,022		$5,470,955		$628,960,787
Cost of Repurchase Agreement	—	772,224		431,391		—
Cost of Affiliated Investments	48,879,611	—		37,833,821		—
Investments, at Value	$1,300,179,089	$885,891,227	*	$7,012,415	*	$635,337,982
Repurchase Agreement, at Value	—	772,224		431,391		—
Affiliated Investments, at Value	60,649,478	—		29,868,406		—
Cash	2,500,425	195,997		104,484		895,546
Receivable for Investment Securities Sold	44,182,022	26,835,598		—		295,838
Dividend, Interest, and Securities Lending Income Receivable	105	1,047,085		39,310		1,025,143
Reclaim Receivable	—	546,699		—		—
Total Assets	1,407,511,119	915,288,830		37,456,006		637,554,509
Liabilities:
Obligation to Return Securities Lending Collateral	—	1,154,042		644,688		—
Payable for Investment Securities Purchased	39,250,678	23,474,456		—		—
Payable for Capital Shares Redeemed	5,017,371	3,470,610		—		294,647
Payable due to Investment Adviser	517,063	349,333		4,243		233,629
Custodian Fees Payable	13,736	14,325		30		16
Franchise Tax Payable	10,703	—		—		—
Other Accrued Expenses	8,792	—		—		—
Deferred Tax Liability	18,580,934	—		—		—
Total Liabilities	63,399,277	28,462,766		648,961		528,292
Net Assets	$1,344,111,842	$886,826,064		$36,807,045		$637,026,217
Net Assets Consist of:
Paid-in Capital	$1,373,892,126	$958,855,946		$45,986,520		$643,992,760
Total Distributable Loss	(29,780,284)	(72,029,882)		(9,179,475)		(6,966,543)
Net Assets	$1,344,111,842	$886,826,064		$36,807,045		$637,026,217
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	32,318,637	22,997,506		3,320,000		21,620,000
Net Asset Value, Offering and Redemption Price Per Share	$41.59	$38.56		$11.09		$29.46
* Includes Market Value of Securities on Loan	$—	$1,155,108		$631,588		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Founder-Run Companies ETF	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF
Assets:
Cost of Investments	$8,139,625	$2,668,859,655		$73,897,621
Cost of Repurchase Agreement	—	24,690,452		—
Investments, at Value	$6,259,800	$2,230,092,429	*	$68,439,469
Repurchase Agreement, at Value	—	24,690,452		—
Cash	13,182	—		20,727
Receivable for Investment Securities Sold	500,559	29,014,611		760,223
Dividend, Interest, and Securities Lending Income Receivable	2,682	17,302,405		264,050
Receivable for Capital Shares Sold	—	—		596,415
Reclaim Receivable	—	7,741		—
Total Assets	6,776,223	2,301,107,638		70,080,884
Liabilities:
Obligation to Return Securities Lending Collateral	—	36,898,393		—
Payable for Capital Shares Redeemed	501,758	—		—
Payable due to Investment Adviser	2,478	427,676		11,890
Payable for Investment Securities Purchased	—	29,469,996		1,480,884
Cash Overdraft	—	2,676,802		—
Custodian Fees Payable	7	32,088		562
Total Liabilities	504,243	69,504,955		1,493,336
Net Assets	$6,271,980	$2,231,602,683		$68,587,548
Net Assets Consist of:
Paid-in Capital	$10,853,709	$2,868,886,641		$77,759,770
Total Distributable Loss	(4,581,729)	(637,283,958)		(9,172,222)
Net Assets	$6,271,980	$2,231,602,683		$68,587,548
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	250,000	115,810,000		2,300,002
Net Asset Value, Offering and Redemption Price Per Share	$25.09	$19.27		$29.82
*Includes Market Value of Securities on Loan	$—	$36,425,704		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Assets:
Cost of Investments	$159,930,042	$252,667,957	$69,195,447
Investments, at Value	$159,204,283	$233,748,029	$71,852,381
Cash	154,935	—	9,800
Dividend, Interest, and Securities Lending Income Receivable	379,303	1,405,944	106,577
Receivable for Investment Securities Sold	—	23,652,133	—
Reclaim Receivable	—	—	73
Total Assets	159,738,521	258,806,106	71,968,831
Liabilities:
Payable due to Investment Adviser	38,320	53,764	23,122
Payable for Investment Securities Purchased	—	12,756,881	—
Payable for Capital Shares Redeemed	—	10,548,349	—
Cash Overdraft	—	215,783	—
Custodian Fees Payable	102	4,708	9,462
Total Liabilities	38,422	23,579,485	32,584
Net Assets	$159,700,099	$235,226,621	$71,936,247
Net Assets Consist of:
Paid-in Capital	$171,208,514	$275,903,271	$87,449,479
Total Distributable Loss	(11,508,415)	(40,676,650)	(15,513,232)
Net Assets	$159,700,099	$235,226,621	$71,936,247
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,410,002	10,630,000	2,590,000
Net Asset Value, Offering and Redemption Price Per Share	$29.52	$22.13	$27.77

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$54,155,659	$—	$—	$—
Less: Return of Capital Distributions	(54,155,659)	—	—	—
Dividend Income	2,492,045	5,110,228	519,676	5,441,007
Interest Income	131,786	17,132	1,284	13,435
Security Lending Income	—	13,421	6,449	—
Less: Foreign Taxes Withheld	—	(1,002,454)	—	(10,035)
Total Investment Income	2,623,831	4,138,327	527,409	5,444,407
Supervision and Administration Fees(1)	3,045,347	2,242,858	94,132	1,364,797
Custodian Fees(2)	13,738	14,296	31	16
Net Expenses	3,059,085	2,257,154	94,163	1,364,813
Net Investment Income (Loss), Before Taxes	(435,254)	1,881,173	433,246	4,079,594
Tax Benefit/(Expense)	97,324	—	—	—
Net Investment Income (Loss), Net of Taxes	(337,930)	1,881,173	433,246	4,079,594
Net Realized Gain (Loss) on:
Investments(3)	(6,052,069)	41,729,667	92,582	5,403,200
Affiliated Investments	(240,897)	—	138,856	—
Capital Gain Distribution from Affiliated Investments	—	—	17,544	—
Foreign Currency Transactions	—	(4,737)	—	—
Tax Benefit/(Expense)	1,034,835	—	—	—
Payment from Adviser(4)	—	—	68,375	—
Net Realized Gain (Loss)	(5,258,131)	41,724,930	317,357	5,403,200
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	18,412,862	(136,315,903)	(396,553)	(9,831,489)
Affiliated Investments	(3,087,965)	—	(130,400)	—
Tax Benefit/(Expense)	(3,054,376)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	12,270,521	(136,315,903)	(526,953)	(9,831,489)
Net Realized and Unrealized Gain (Loss)	7,012,390	(94,590,973)	(209,596)	(4,428,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,674,460	$(92,709,800)	$223,650	$(348,695)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Founder-Run Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Investment Income:
Dividend Income	$20,323	$70,822,776	$1,113,708
Interest Income	182	201,106	649
Security Lending Income	—	601,599	—
Less: Foreign Taxes Withheld	—	(37,318)	(962)
Total Investment Income	20,505	71,588,163	1,113,395
Supervision and Administration Fees(1)	15,852	2,600,844	65,987
Custodian Fees(2)	7	32,145	573
Total Expenses	15,859	2,632,989	66,560
Net Investment Income	4,646	68,955,174	1,046,835
Net Realized Gain (Loss) on:
Investments(3)	(887,905)	(96,466,536)	994,702
Net Realized Gain (Loss)	(887,905)	(96,466,536)	994,702
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,115,832	(44,052,877)	(8,286,225)
Net Change in Unrealized Appreciation (Depreciation)	1,115,832	(44,052,877)	(8,286,225)
Net Realized and Unrealized Gain (Loss)	227,927	(140,519,413)	(7,291,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	$232,573	$(71,564,239)	$(6,244,688)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Investment Income:
Dividend Income	$1,841,400	$9,375,597	$442,101
Interest Income	—	29,671	368,603
Less: Foreign Taxes Withheld	(1,630)	—	(16)
Total Investment Income	1,839,770	9,405,268	810,688
Supervision and Administration Fees(1)	229,096	339,826	133,455
Custodian Fees(2)	102	4,708	9,461
Total Expenses	229,198	344,534	142,916
Net Investment Income	1,610,572	9,060,734	667,772
Net Realized Gain (Loss) on:
Investments(3)	(564,907)	(10,581,603)	1,304,811
Net Realized Gain (Loss)	(564,907)	(10,581,603)	1,304,811
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,960,354)	(6,243,589)	(2,173,750)
Net Change in Unrealized Appreciation (Depreciation)	(15,960,354)	(6,243,589)	(2,173,750)
Net Realized and Unrealized Gain (Loss)	(16,525,261)	(16,825,192)	(868,939)
Net Decrease in Net Assets Resulting from Operations	$(14,914,689)	$(7,764,458)	$(201,167)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income (Loss)	$(337,930)	$(340,029)	$1,881,173	$17,261,565
Net Realized Gain (Loss)	(5,258,131)	100,398,974	41,724,930	41,652,165
Net Change in Unrealized Appreciation (Depreciation)	12,270,521	265,733,843	(136,315,903)	182,187,058
Net Increase (Decrease) in Net Assets Resulting from Operations	6,674,460	365,792,788	(92,709,800)	241,100,788
Distributions	(32,665,173)	(90,450,291)	(28,275,882)	(32,598,692)
Return of Capital	(19,398,633)	—	—	(17,688,775)
Capital Share Transactions:
Issued	85,394,342	492,823,248	115,647,351	280,463,476
Redeemed	(74,171,926)	(382,822,455)	(197,835,720)	(119,368,893)
Increase (Decrease) in Net Assets from Capital Share Transactions	11,222,416	110,000,793	(82,188,369)	161,094,583
Total Increase (Decrease) in Net Assets	(34,166,930)	385,343,290	(203,174,051)	351,907,904
Net Assets:
Beginning of Year/Period	1,378,278,772	992,935,482	1,090,000,115	738,092,211
End of Year/Period	$1,344,111,842	$1,378,278,772	$886,826,064	$1,090,000,115
Share Transactions:
Issued	2,040,000	12,070,000	2,810,000	6,950,000
Redeemed	(1,780,000)	(9,570,000)	(4,890,000)	(3,030,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	260,000	2,500,000	(2,080,000)	3,920,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X Conscious Companies ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$433,246	$1,835,738	$4,079,594	$6,934,885
Net Realized Gain (Loss)	317,357	834,115	5,403,200	941,166
Net Change in Unrealized Appreciation (Depreciation)	(526,953)	(5,206,398)	(9,831,489)	(69,340,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	223,650	(2,536,545)	(348,695)	(61,464,163)
Distributions	(1,337,952)	(2,282,880)	(2,851,496)	(7,480,197)
Return of Capital	—	(390,992)	—	—
Capital Share Transactions:
Issued	5,112,554	10,836,559	35,328,328	168,852,369
Redeemed	(4,407,580)	(4,330,515)	(68,834,655)	(80,939,741)
Increase (Decrease) in Net Assets from Capital Share Transactions	704,974	6,506,044	(33,506,327)	87,912,628
Total Increase (Decrease) in Net Assets	(409,328)	1,295,627	(36,706,518)	18,968,268
Net Assets:
Beginning of Year/Period	37,216,373	35,920,746	673,732,735	654,764,467
End of Year/Period	$36,807,045	$37,216,373	$637,026,217	$673,732,735
Share Transactions:
Issued	450,000	890,000	1,230,000	5,560,000
Redeemed	(390,000)	(360,000)	(2,430,000)	(2,600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	60,000	530,000	(1,200,000)	2,960,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Founder-Run Companies ETF		Global X U.S. Preferred ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$4,646	$27,830	$68,955,174	$121,824,169
Net Realized Gain (Loss)	(887,905)	(1,470,548)	(96,466,536)	(109,993,262)
Net Change in Unrealized Appreciation (Depreciation)	1,115,832	(3,096,300)	(44,052,877)	(365,525,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	232,573	(4,539,018)	(71,564,239)	(353,694,819)
Distributions	(30,472)	(31,083)	(70,929,600)	(128,023,270)
Capital Share Transactions:
Issued	—	—	228,225,355	973,349,002
Redeemed	(1,909,238)	(3,292,599)	(68,590,128)	(735,191,810)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,909,238)	(3,292,599)	159,635,227	238,157,192
Total Increase (Decrease) in Net Assets	(1,707,137)	(7,862,700)	17,141,388	(243,560,897)
Net Assets:
Beginning of Year/Period	7,979,117	15,841,817	2,214,461,295	2,458,022,192
End of Year/Period	$6,271,980	$7,979,117	$2,231,602,683	$2,214,461,295
Share Transactions:
Issued	—	—	11,250,000	43,900,000
Redeemed	(80,000)	(130,000)	(3,420,000)	(33,430,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(80,000)	(130,000)	7,830,000	10,470,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Quality Dividend ETF		Global X Adaptive U.S. Factor ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$1,046,835	$1,524,648	$1,610,572	$3,448,177
Net Realized Gain (Loss)	994,702	(2,148,867)	(564,907)	8,344,020
Net Change in Unrealized Appreciation (Depreciation)	(8,286,225)	2,598,502	(15,960,354)	6,336,154
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,244,688)	1,974,283	(14,914,689)	18,128,351
Distributions	(1,077,242)	(1,339,222)	(2,044,414)	(3,989,881)
Return of Capital	—	—	—	(204,893)
Capital Share Transactions:
Issued	35,023,039	81,220,596	80,754,748	45,617,766
Redeemed	(20,269,665)	(30,314,988)	(82,629,000)	(53,025,393)
Increase (Decrease) in Net Assets from Capital Share Transactions	14,753,374	50,905,608	(1,874,252)	(7,407,627)
Total Increase (Decrease) in Net Assets	7,431,444	51,540,669	(18,833,355)	6,525,950
Net Assets:
Beginning of Year/Period	61,156,104	9,615,435	178,533,454	172,007,504
End of Year/Period	$68,587,548	$61,156,104	$159,700,099	$178,533,454
Share Transactions:
Issued	1,080,000	2,510,000	2,620,000	1,490,000
Redeemed	(620,000)	(980,000)	(2,750,000)	(1,710,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	460,000	1,530,000	(130,000)	(220,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Variable Rate Preferred ETF		Global X Adaptive U.S. Risk Management ETF
	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022	Period Ended May 31, 2023 (Unaudited)	Year Ended November 30, 2022
Operations:
Net Investment Income	$9,060,734	$10,961,676	$667,772	$1,224,335
Net Realized Gain (Loss)	(10,581,603)	(11,913,764)	1,304,811	(18,387,366)
Net Change in Unrealized Appreciation (Depreciation)	(6,243,589)	(10,345,581)	(2,173,750)	6,274,011
Net Decrease in Net Assets Resulting from Operations	(7,764,458)	(11,297,669)	(201,167)	(10,889,020)
Distributions	(8,801,650)	(10,414,818)	(827,695)	(1,002,824)
Return of Capital	—	(515,682)	—	—
Capital Share Transactions:
Issued	22,703,228	285,890,415	7,105,686	24,618,907
Redeemed	(56,299,331)	(67,490,783)	(548,364)	(50,893,766)
Increase (Decrease) in Net Assets from Capital Share Transactions	(33,596,103)	218,399,632	6,557,322	(26,274,859)
Total Increase (Decrease) in Net Assets	(50,162,211)	196,171,463	5,528,460	(38,166,703)
Net Assets:
Beginning of Year/Period	285,388,832	89,217,369	66,407,787	104,574,490
End of Year/Period	$235,226,621	$285,388,832	$71,936,247	$66,407,787
Share Transactions:
Issued	970,000	11,570,000	260,000	860,000
Redeemed	(2,460,000)	(2,720,000)	(20,000)	(2,010,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,490,000)	8,850,000	240,000	(1,150,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2023 (Unaudited)	42.99	(0.01)	0.22	0.21	(1.01)	—	(0.60)
2022	33.59	(0.02)	12.44	12.42	(3.02)	—	—
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
2020(1)	43.92	(0.26)	(13.13)	(13.39)	—	—	(3.80)
2019(1)	51.24	(0.24)	(2.76)	(3.00)	—	—	(4.32)
2018(1)	56.52	(0.24)	(0.42)	(0.66)	(0.12)	—	(4.50)
Global X MLP & Energy Infrastructure ETF
2023 (Unaudited)	43.47	0.08	(3.86)	(3.78)	(1.13)	—	—
2022	34.89	0.75	9.98	10.73	(1.39)	—	(0.76)
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
2020(2)	33.45	0.71	(5.33)	(4.62)	(1.95)	—	(0.29)
2019(2)	36.39	1.14	(1.89)	(0.75)	(2.01)	—	(0.18)
2018(2)	38.40	1.05	(1.11)	(0.06)	(1.56)	—	(0.39)
Global X Alternative Income ETF
2023 (Unaudited)	11.42	0.13	(0.06)	0.07	(0.40)	—	—
2022	13.16	0.61	(1.45)	(0.84)	(0.77)	—	(0.13)
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)	(0.12)
2019	14.52	0.94	0.44	1.38	(1.07)	(0.09)	—
2018	15.40	0.92	(0.64)	0.28	(1.16)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) expense ratios for the periods ending November 30, 2018, 2019, 2020, 2021, 2022 and May 31, 2023 was 0.45%, 0.46%, 0.45%, 0.45%, 0.45% and 0.45%.
‡‡
Amount presented represents impact on expense ratio from tax benefit or expense. Includes amount of tax benefit or expense associated with expenses. Including amount of tax benefit or expense associated for all components of the Statement of Operations, the impact would be (2.29)%.

@
Effective for the fiscal year ended November 30, 2022, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2021 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.70%.

#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
^	Effective September 28, 2021, the fund's fees were permanently lowered to 0.50%.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020 (See Note 9 in the Notes to Financial Statements).
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020. (See Note 9 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Tax Expense (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††
(1.61)	41.59	0.53	1,344,112	0.44	†‡	(0.01)	(0.06)†	9.03
(3.02)	42.99	37.69	1,378,279	0.44	‡	(0.01)‡‡	(0.04)	47.13
(3.05)	33.59	37.49	992,935	0.43	‡	(0.02)	(0.19)	33.79
(3.80)	26.73	(30.51)	687,577	0.46	‡	0.46	(0.85)	33.78
(4.32)	43.92	(6.54)	947,045	0.46	‡	—	(0.46)	55.65
(4.62)	51.24	(1.72)	828,622	0.45	‡	—	(0.45)	30.35

(1.13)	38.56	(8.81)	886,826	0.45	†	—	0.38 †	6.66
(2.15)	43.47	31.26	1,090,000	0.45		—	1.85	23.48
(2.09)	34.89	39.64	738,092	0.45		—	1.25	16.88
(2.24)	26.59	(13.34)	538,344	0.45		—	2.66	35.86
(2.19)	33.45	(2.34)	612,300	0.45		—	3.03	36.57
(1.95)	36.39	(0.43)	540,381	0.45		—	2.65	25.68

(0.40)	11.09	0.62	36,807	0.50	†	—	2.30 †	0.18
(0.90)	11.42	(6.64)	37,216	0.50	#	—	5.03	18.10
(0.89)	13.16	22.52	35,921	0.63	#^@	—	3.77	86.85
(1.25)	11.51	(13.13)	19,573	0.75	#	—	5.61	52.78
(1.16)	14.74	9.89	28,012	0.75	#	—	6.39	18.16
(1.16)	14.52	1.89	16,698	0.75	#	—	6.19	18.32

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Concious Companies ETF
2023 (Unaudited)	29.52	0.19	(0.13)	0.06	(0.12)	—	—
2022	32.97	0.31	(3.40)	(3.09)	(0.36)	—	—
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)	—
2019	20.55	0.37	2.68	3.05	(0.50)	—	—
2018	19.23	0.33	1.22	1.55	(0.23)	—	—
Global X Founder-Run Companies ETF
2023 (Unaudited)	24.18	0.02	0.98	1.00	(0.09)	—	—
2022	34.44	0.07	(10.26)	(10.19)	(0.07)	—	—
2021	28.66	0.18	5.94	6.12	(0.34)	—	—
2020	20.50	0.09	8.14	8.23	(0.07)	—	—
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)	—
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)	—
Global X U.S. Preferred ETF
2023 (Unaudited)	20.51	0.61	(1.22)	(0.61)	(0.63)	—	—
2022	25.21	1.23	(4.64)	(3.41)	(1.29)	—	—
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
2020	24.79	1.33	0.58	1.91	(1.34)	—	—
2019	22.97	1.36	1.83	3.19	(1.37)	—	—
2018	25.03	1.44	(2.08)	(0.64)	(1.42)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.12)	29.46	0.24	637,026	0.43	†	1.29	†	7.60
(0.36)	29.52	(9.45)	673,733	0.43		1.06		31.92
(0.29)	32.97	25.84	654,764	0.43		1.00		22.92
(0.29)	26.46	16.01	403,499	0.43		1.45		48.73
(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
(0.23)	20.55	8.16	56,504	0.43		1.65		36.35

(0.09)	25.09	4.20	6,272	0.45	†	0.13	†	30.13
(0.07)	24.18	(29.64)	7,979	0.45		0.25		33.97
(0.34)	34.44	21.51	15,842	0.45		0.54		47.49
(0.07)	28.66	40.29	5,732	0.45		0.39		31.51
(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
(0.27)	18.63	8.67	4,657	0.65		0.13		25.22

(0.63)	19.27	(3.06)	2,231,603	0.23	†	6.10	†	17.47
(1.29)	20.51	(13.82)	2,214,461	0.23		5.51		33.20
(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89
(1.34)	25.36	8.13	868,550	0.23	^^	5.49		39.14
(1.37)	24.79	14.25	585,150	0.24		5.57		32.93
(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X S&P 500® Quality Dividend ETF
2023 (Unaudited)	33.24	0.50	(3.40)	(2.90)	(0.52)	—	—
2022	31.02	1.03	2.10	3.13	(0.91)	—	—
2021	25.20	0.78	5.84	6.62	(0.80)	—	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—	— ***
2019	24.60	0.75	1.89	2.64	(0.73)	—	—
2018 (1)	25.00	0.26	(0.44)	(0.18)	(0.22)	—	—
Global X Adaptive U.S. Factor ETF
2023 (Unaudited)	32.23	0.29	(2.63)	(2.34)	(0.37)	—	—
2022	29.86	0.62	2.50	3.12	(0.71)	—	(0.04)
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)	(0.09)
2019	24.39	0.89	1.53	2.42	(1.02)	— ***	—
2018 (2)	25.00	0.22	(0.61)	(0.39)	(0.19)	—	(0.03)
Global X Variable Rate Preferred ETF
2023 (Unaudited)	23.55	0.76	(1.43)	(0.67)	(0.75)	—	—
2022	27.28	1.45	(3.70)	(2.25)	(1.39)	(0.02)	(0.07)
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
2020 (3)	24.85	0.61	2.00	2.61	(0.49)	—	—
Global X Adaptive U.S. Risk Management ETF
2023 (Unaudited)	28.26	0.27	(0.43)	(0.16)	(0.33)	—	—
2022	29.88	0.40	(1.71)	(1.31)	(0.31)	—	—
2021 (4)	24.95	0.25	4.77	5.02	(0.09)	—	—

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund's fees were permanently lowered to 0.20%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% for the year ended November 30, 2019.

(1)	The Fund commenced operations on July 13, 2018.
(2)	The Fund commenced operations on August 24, 2018.
(3)	The Fund commenced operations on June 22, 2020.
(4)	The Fund commenced operations on January 12, 2021.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(0.52)	29.82	(8.80)	68,588	0.20	†	3.17	†	31.53
(0.91)	33.24	10.25	61,156	0.20		3.24		78.73
(0.80)	31.02	26.45	9,615	0.20		2.60		70.66
(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40
(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

(0.37)	29.52	(7.29)	159,700	0.27	†	1.90	†	92.10
(0.75)	32.23	10.61	178,533	0.27		2.03		115.74
(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.84)	24.91	0.14	144,484	0.27		2.78		159.91
(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

(0.75)	22.13	(2.95)	235,227	0.25	†	6.67	†	44.75
(1.48)	23.55	(8.40)	285,389	0.25		5.93		74.41
(1.46)	27.28	6.60	89,217	0.25		5.01		26.17
(0.49)	26.97	10.59	1,349	0.25	†	5.38	†	10.96

(0.33)	27.77	(0.52)	71,936	0.42	†	1.95	†	389.82
(0.31)	28.26	(4.28)	66,408	0.39		1.49		1481.94
(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
May 31, 2023 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. As of May 31, 2023, the Trust had one hundred and nineteen portfolios, one hundred and six of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Alternative Income ETF (formerly, Global X SuperDividend® Alternatives ETF), Global X Conscious Companies ETF, Global X Founder-Run Companies ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X Adaptive U.S. Factor ETF, Global X Variable Rate Preferred ETF and Global X Adaptive U.S. Risk Management ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X Conscious Companies ETF, Global X Founder-Run Companies ETF and Global X U.S. Preferred ETF, has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds: USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

MLPs – Certain Funds may invest in MLPs. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currencies exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Board of Trustees (the “Board”) of the Trust. Pursuant to Rule 2a-5 under the 1940 Act, the

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2023, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.

As of May 31, 2023, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements*	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)

Global X MLP & Energy Infrastructure ETF
BNP Paribas	$772,224	$772,224	$-	$-
Global X Alternative Income ETF
BNP Paribas	431,391	431,391	-	-
Global X U.S. Preferred ETF
BNP Paribas	24,690,452	24,690,452	-	-

*      Repurchase agreements with an overnight and continuous maturity.

(1)   Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.

(2)   Net Amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention, except for Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended May 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Global X MLP ETF is taxed as a regular C-corporation for Federal income tax purposes and as such is obligated to pay Federal and applicable state corporate income tax. Currently, the Federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable Federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax-deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax-deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

becomes available. Global X MLP ETF will generally compute deferred income taxes based on the Federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Global X Alternative Income ETF’s dividend income includes reclassifications of prior year and current year dividend income to return of capital/realized gain to align those income amounts to the character of those distributions. Those reclassifications exceeded current year dividend income resulting in a negative dividend income for the current fiscal year.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with the Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

	Creation Unit Shares	Creation Fee	Value at May 31, 2023	Redemption Fee
Global X MLP ETF	10,000	$100	$415,900	$100
Global X MLP & Energy Infrastructure ETF	10,000	250	385,600	250
Global X Alternative Income ETF	10,000	250	110,900	250
Global X Conscious Companies ETF	10,000	600	294,600	600
Global X Founder-Run Companies ETF	10,000	300	250,900	300
Global X U.S. Preferred ETF	10,000	650	192,700	650
Global X S&P 500AE Quality Dividend ETF	10,000	300	298,200	300
Global X Adaptive U.S. Factor ETF	10,000	600	295,200	600
Global X Variable Rate Preferred ETF	10,000	250	221,300	250
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	277,700	1,300

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For the Adviser’s services to the respective Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and expenses (except for the Global X Alternative Income ETF with respect to investment in affiliated investment companies), and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Global X Alternative Income ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

by investments by the Fund in affiliated investment companies. For the period ended May 31, 2023, the Adviser paid acquired fund fees and expenses of $68,375 and made such reimbursement payments to the Global X Alternative Income ETF on a monthly basis.

The following table discloses the supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Alternative Income ETF	0.50%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.45%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Variable Rate Preferred ETF	0.25%
Global X Adaptive U.S. Risk Management ETF	0.39%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the "Distribution Agreement"). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)

Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as the Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:

		Sales and Maturities
	Purchases
Global X MLP ETF	$123,927,573	$251,779,953
Global X MLP & Energy Infrastructure ETF	66,204,063	141,735,559
Global X Alternative Income ETF	66,912	1,245,536
Global X Conscious Companies ETF	50,059,925	48,897,025
Global X Founder-Run Companies ETF	2,123,018	2,136,384
Global X U.S. Preferred ETF	395,429,802	397,739,298
Global X S&P 500® Quality Dividend ETF	21,688,784	20,989,534
Global X Adaptive U.S. Factor ETF	156,619,484	155,746,022
Global X Variable Rate Preferred ETF	121,143,400	120,935,974
Global X Adaptive U.S. Risk Management ETF	268,248,306	266,195,853

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended May 31, 2023, in-kind transactions associated with creations and redemptions were:

2023	Purchases	Sales	Realized Gain/(Loss)
Global X MLP ETF	$85,849,754	$–	$–
Global X MLP & Energy Infrastructure ETF	115,085,151	142,467,557	35,752,555
Global X Alternative Income ETF	4,979,196	3,984,776	210,223
Global X Conscious Companies ETF	35,243,956	68,936,161	12,859,510
Global X Founder-Run Companies ETF	–	1,907,984	(67,943)
Global X U.S. Preferred ETF	225,650,899	68,521,447	3,695,737
Global X S&P 500® Quality Dividend ETF	35,090,804	20,310,981	2,127,761
Global X Adaptive U.S. Factor ETF	79,966,906	82,848,854	10,815,543
Global X Variable Rate Preferred ETF	22,200,568	56,302,574	1,620,626
Global X Adaptive U.S. Risk Management ETF	4,847,799	540,937	16,034

During the period ended May 31, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the period ended May 31, 2023, Global X MLP ETF did not incur any interest or penalties.

Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Global X MLP ETF’s income tax expense/(benefit) consists of the following for the period ended May 31, 2023:

	Current MLP	Deferred MLP	Total MLP
Federal	$—	$1,613,927	$1,613,927
State	—	308,290	308,290
Valuation allowance	—	—	—
Total tax expense (benefit)	$—	$1,922,217	$1,922,217

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. TAX INFORMATION (continued)

Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the period ended May 31, 2023:

MLP
Deferred tax assets:
Federal Net Operating Loss Carryforward	$7,760,261
State Net Operating Loss Carryforward	1,897,486
Capital Loss Carryforward	41,874,150
Other	3,252,198
Less Variation Allowance	—
Deferred tax liabilities:
Net unrealized gain on investment securities	(73,365,028)
Net Deferred Tax Asset/(Liability)	$(18,580,933)

Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by Global X MLP ETF in those years.

Global X MLP ETF has estimated net operating loss carryforwards for federal tax income purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2023	$37,259,202	Indefinite

Global X MLP ETF has estimated capital loss carryforwards for Federal income tax purposes as follows:

	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2019	$28,978,317	11/30/2024
	11/30/2020	120,861,367	11/30/2025
	11/30/2021	37,432,903	11/30/2026

Based upon Global X MLP ETF’s assessment, it has been determined that it is more likely than not that Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, no valuation allowance has been established for Global X MLP ETF’s deferred tax assets. Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. TAX INFORMATION (continued)

Total income tax expense/benefit (current and deferred) during the period ended May 31, 2023, differs from the amount computed by applying the Federal statutory income tax rate of 21% for Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the period ended May 31, 2023:

	MLP
Income tax (benefit) at statutory rate	$1,805,302	21.00%
State income taxes (net of federal benefit)	116,915	1.36%
Net income tax expense/(benefit)	$1,922,217	22.36%

Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since the inception of Global X MLP ETF. No U.S. Federal or state income tax returns are currently under examination. The tax years ended November 30, 2021, 2020, and 2019 remain subject to examination by tax authorities in the United States. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file income tax returns in several states. Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file franchise state tax returns in several states.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of REIT adjustments, reclassification of distributions, investments in publically traded partnerships, PFIC gain reclassifications, and preferred stock adjustments. The permanent differences that are credited or charged to paid-in capital and distributable earnings are primarily related to redemptions in kind and return of capital distributions.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2022 and November 30, 2021 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP ETF
2022	$90,450,291	$–	$–	$90,450,291
2021	–	–	80,150,843	80,150,843
Global X MLP & Energy Infrastructure ETF
2022	$32,598,692	$–	$17,688,775	$50,287,467
2021	22,548,205	–	22,509,388	45,057,593
Global X Alternative Income ETF
2022	$2,282,880	$–	$390,992	$2,673,872
2021	1,353,663	–	578,074	1,931,737
Global X Conscious Companies ETF
2022	$7,480,197	$–	$–	$7,480,197
2021	4,254,673	–	–	4,254,673
Global X Founder-Run Companies ETF
2022	$31,083	$–	$–	$31,083
2021	67,743	–	–	67,743
Global X U.S. Preferred ETF
2022	$128,023,270	$–	$–	$128,023,270
2021	89,185,080	–	–	89,185,080
Global X S&P 500® Quality Dividend ETF
2022	$1,339,222	$–	$–	$1,339,222
2021	224,212	–	–	224,212
Global X Adaptive U.S. Factor ETF
2022	$3,989,881	$–	$204,893	$4,194,774
2021	4,080,634	–	298,947	4,379,581
Global X Variable Rate Preferred ETF
2022	$10,395,351	$19,467	$515,682	$10,930,500
2021	1,419,247	8,731	167,337	1,595,315
Global X Adaptive U.S. Risk Management ETF
2022	$997,056	$5,768	$–	$1,002,824
2021	241,843	–	–	241,843

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
5. TAX INFORMATION (continued)

As of November 30, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X Alternative Income ETF	Global X Conscious Companies ETF
Undistributed Ordinary Income	$–	$–	$2,124,264
Capital Loss Carryforwards	(161,956,054)	(1,347,634)	(20,101,068)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	210,911,857	(6,717,547)	14,210,452
Other Temporary Differences	(3)	8	–
Total Accumulated Losses	$48,955,800	$(8,065,173)	$(3,766,352)

	Global X Funds
	Global X Founder-Run Companies ETF	Global X U.S. Preferred ETF	Global X S&P 500® Quality Dividend ETF
Undistributed Ordinary Income	$28,185	$3,114,091	$200,491
Capital Loss Carryforwards	(1,779,065)	(101,076,974)	(4,573,464)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(3,032,950)	(394,213,357)	2,522,681
Other Temporary Differences	–	(2,613,879)	–
Total Accumulated Losses	$(4,783,830)	$(494,790,119)	$(1,850,292)

	Global X Funds
	Global X Adaptive U.S. Factor ETF	Global X Variable Rate Preferred ETF	Global X Adaptive U.S. Risk Management ETF
Undistributed Ordinary Income	$–	$–	$670,915
Capital Loss Carryforwards	(9,319,061)	(8,558,055)	(19,468,613)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	14,769,749	(16,870,450)	4,313,328
Other Temporary Differences	–	1,317,963	–
Total Accumulated Losses	$5,450,688	$(24,110,542)	$(14,484,370)

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$30,993,988	$130,962,066	$161,956,054
Global X Alternative Income ETF	185,898	1,161,736	1,347,634
Global X Conscious Companies ETF	9,289,825	10,811,243	20,101,068
Global X Founder-Run Companies ETF	1,359,850	419,215	1,779,065
Global X U.S. Preferred ETF	51,083,388	49,993,586	101,076,974
Global X S&P 500® Quality Dividend ETF	4,182,129	391,335	4,573,464
Global X Adaptive U.S. Factor ETF	9,319,061	–	9,319,061
Global X Variable Rate Preferred ETF	7,215,811	1,342,244	8,558,055
Global X Adaptive U.S. Risk Management ETF	19,327,639	140,974	19,468,613

During the year ended November 30, 2022, the following Fund utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$313,561	$267,896	$581,457

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2023 were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MLP ETF	$1,031,030,390	$331,947,548	$(2,149,371)	$329,798,177
Global X MLP & Energy Infrastructure ETF	744,664,246	188,251,068	(46,251,863)	141,999,205
Global X Alternative Income ETF	43,736,167	1,677,240	(8,101,195)	(6,423,955)
Global X Conscious Companies ETF	628,960,787	63,976,290	(57,599,095)	6,377,195
Global X Founder-Run Companies ETF	8,139,625	326,267	(2,206,092)	(1,879,825)
Global X U.S. Preferred ETF	2,693,550,107	6,033,251	(444,800,477)	(438,767,226)
Global X S&P 500® Quality Dividend ETF	73,897,621	1,328,782	(6,786,934)	(5,458,152)
Global X Adaptive U.S. Factor ETF	159,930,042	5,686,478	(6,412,237)	(725,759)
Global X Variable Rate Preferred ETF	252,667,957	1,134,886	(20,054,814)	(18,919,928)
Global X Adaptive U.S. Risk Management ETF	69,195,447	4,561,813	(1,904,879)	2,656,934

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.

6. CONCENTRATION OF RISKS

The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

The Funds, except for Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF use a representative sampling strategy.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

rates. Questions around impacts on liquidity resulting from this transition, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of May 31, 2023, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral(1)
Global X MLP & Energy Infrastructure ETF
Barclays Capital Inc.	$956,675	$955,793
UBS Securities LLC (equities)	198,433	198,250
Total	$1,155,108	$1,154,043

	Market Value	Cash Collateral(1)
Global X Alternative Income ETF
J.P. Morgan Securities LLC	$125,320	$128,375
UBS AG London Branch (cash)	506,268	516,313
Total	$631,588	$644,688

	Market Value	Cash Collateral(1)
Global X U.S. Preferred ETF
Barclays Capital Inc.	$17,888,571	$18,125,425
BNP Paribas Securities Corp.	118,800	119,075
Citigroup Global Markets Inc.	2,000	2,058
J.P. Morgan Securities LLC	11,377,664	11,495,600
Morgan Stanley & Co. LLC	112,805	115,225
National Financial Services LLC	355,971	361,445
UBS Securities LLC (equities)	6,569,893	6,679,565
Total	$36,425,704	$36,898,393

(1)   It is the Funds' policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Concluded)
May 31, 2023 (Unaudited)

8. CONTRACTUAL OBLIGATION (continued)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REVERSE SHARE SPLIT

Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect this reverse share split. There were no changes in net assets, results of operations or total return as a result of this transaction.

Effective April 28, 2020, the Global X MLP& Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the Statement of Changes in Net Assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the

Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 1, 2022 to May 31, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$1,005.30	0.44%	$2.20
Hypothetical 5% Return	1,000.00	1,022.74	0.44	2.22
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$911.90	0.45%	$2.14
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X Alternative Income ETF
Actual Fund Return	$1,000.00	$1,006.20	0.50%	$2.50
Hypothetical 5% Return	1,000.00	1,022.44	0.50	2.52
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,002.40	0.43%	$2.15
Hypothetical 5% Return	1,000.00	1,022.79	0.43	2.17
Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,042.00	0.45%	$2.29
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$969.40	0.23%	$1.13
Hypothetical 5% Return	1,000.00	1,023.78	0.23	1.16
Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$912.00	0.20%	$0.95
Hypothetical 5% Return	1,000.00	1,023.93	0.20	1.01
Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$927.10	0.27%	$1.30
Hypothetical 5% Return	1,000.00	1,023.59	0.27	1.36
Global X Variable Rate Preferred ETF
Actual Fund Return	$1,000.00	$970.50	0.25%	$1.23
Hypothetical 5% Return	1,000.00	1,023.68	0.25	1.26

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Adaptive U.S. Risk Management ETF
Actual Fund Return	$1,000.00	$994.80	0.42%	$2.09
Hypothetical 5% Return	1,000.00	1,022.84	0.42	2.12

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2023, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds’are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-005-1200

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date:  August 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date: August 8, 2023

By (Signature and Title)	/s/ John Belanger John Belanger Chief Financial Officer

Date:  August 8, 2023